united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

            Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

            4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

           Ultimus Fund Solutions ___

           80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst/Millburn Dynamic Commodity Strategy Fund

(DCXAX, DCXCX, DCXIX)

Catalyst/Warrington Strategic Program Fund

(CWXAX, CWXCX, CWXIX)

Catalyst Systematic Alpha Fund

(ATRAX, ATRCX, ATRFX)

Catalyst Income and Multi-Strategy Fund

(ACXAX, ACXCX, ACXIX)

Catalyst Nasdaq-100 Hedged Equity Fund

(CLPAX, CLPCX, CLPFX)

Catalyst/Millburn Hedge Strategy Fund

(MBXAX, MBXCX, MBXIX)

Catalyst Buffered Shield Fund

(SHIEX, SHINX, SHIIX)

December 31, 2022

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Portfolio Review	Page 1
Schedules of Investments	Page 8
Statements of Assets and Liabilities	Page 38
Statements of Operations	Page 40
Statements of Changes in Net Assets	Page 42
Financial Highlights	Page 46
Notes to Financial Statements	Page 60
Expense Example	Page 83
Privacy Notice	Page 84

Catalyst/Millburn Dynamic Commodity Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmarks:

			Annualized 5 Year	Annualized Since
	6 Month Return	1 Year Return	Return	Inception**
Class A	(5.42)%	18.44%	1.87%	3.05%
Class A with load	(10.87)%	11.64%	0.67%	2.21%
Class C	(5.73)%	(17.57)%	1.12%	2.29%
Class I	(5.30)%	18.61%	2.13%	3.30%
S&P 500 Total Return Index (a)	2.31%	(18.11)%	9.42%	12.11%
Bloomberg Commodity Total Return Index(b)	(1.98)%	16.09%	6.44%	4.64%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses are 3.48% for Class A, 4.23% for Class C and 3.23% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to June 2021 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. Investors cannot invest directly in an index.

**	Inception date is September 30, 2015.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange - Traded Funds	27.9%
U.S. Government & Agencies	12.5%
Institutional Financial Services	6.5%
Electrical Equipment	4.8%
Timber REIT	3.5%
Specialty REIT	2.7%
Renewable Energy	1.5%
Automotive	1.4%
Electric Utilities	1.1%
Chemicals	1.1%
Other/Cash & Equivalents	37.0%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Warrington Strategic Program Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	1.31%	6.06%	1.95%	0.11%	8.45%	N/A
Class A with load	(4.49)%	(0.06)%	0.75%	(0.48)%	8.09%	N/A
Class C	0.86%	5.26%	1.19%	N/A	N/A	(0.74)%
Class I	1.40%	6.29%	2.23%	N/A	N/A	0.25%
S&P 500 Total Return Index (a)	2.31%	(18.11)%	9.42%	12.56%	8.87%	11.71%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.38% for Class A, 3.13% for Class C and 2.13% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to April 5, 2020 does not reflect the Fnd’s current strategy.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 15, 2005 for Class A and the benchmark.

***	Inception date is August 30, 2013 for Class C, Class I and benchmark.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
U.S. Treasury Bills	37.0%
Other/Cash & Equivalents	63.0%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Systematic Alpha Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	6.95%	(4.70)%	7.33%	4.15%
Class A with load	0.84%	(10.19)%	6.07%	3.42%
Class C	6.57%	(5.32)%	6.50%	3.33%
Class I	7.05%	(4.38)%	7.56%	4.35%
S&P 500 Total Return Index(a)	2.31%	(18.11)%	9.42%	10.59%
BNP Paribas Catalyst Systematic Alpha Index II (b)	5.12%	(1.31)%	11.55%	13.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 4.75% for Class A, 5.50% for Class C and 4.50% for Class I shares. Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2017 does not reflect the Fund’s current strategy.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	BNP Paribas Catalyst Systematic Alpha Index II™ (BNP CASA Index II) is a rules-based Index that seeks absolute returns through risk-balances exposure to carry, momentum and volatility risk premia across the equity, commodity, forex and fixed-income markets. The BNPP CASA Index II is composed of six rules-based Index Components created by BNP Paribas (each, a “BNPP Index Component”). Carry Risk Premium captures the tendency for higher yielding assets to outperform lower yielding assets over time. Volatility Risk Premium captures the behavioral tendency of markets to over exaggerate the probability of near-term market corrections. Momentum Risk Premium captures the tendency for assets that have performed well in recent past to continue to perform well, and assets that have performed poorly in the recent past to continue to perform poorly. Investors cannot invest directly in an Index.

**	Inception date is July 31, 2014.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Technology Services	17.8%
Asset Management	12.5%
Specialty Finance	8.4%
Aerospace & Defense	9.0%
Technology Hardware	4.5%
Biotech & Pharma	4.5%
Real Estate Investment Trusts	4.4%
Semiconductors	4.4%
Retail - Discretionary	3.4%
Other/Cash & Equivalents	31.1%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Income and Multi-Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	(1.48)%	(4.86)%	0.25%	N/A	N/A	(0.47)%
Class A with load	(7.11)%	(10.36)%	(0.93)%	N/A	N/A	(1.27)%
Class C	(1.88)%	(5.60)%	(0.49)%	N/A	N/A	(1.23)%
Class I (a)	(1.43)%	(4.66)%	0.51%	1.15%	2.85%	N/A
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index (b)	1.32%	1.47%	1.27%	0.77%	0.73%	1.02%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 4.89% for Class A, 5.64% for Class C and 4.72% for Class I shares. Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2021 does not reflect the Fund’s current strategy.

(a)	The Fund acquired all of the assets and liabilities of Auctos Global Diversified Fund, LLC (the “Predecessor Fund”) in a tax-free reorganization on August 13, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines were, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on October 31, 2007. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

**	Inception date is October 31, 2007 for Class I and benchmark.

***	Inception date is August 13, 2015 for Class A, Class C and benchmark.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Fixed Income	46.1%
Mortgage Finance	18.8%
Real Estate Investment Trusts	3.8%
Other/Cash & Equivalents	31.3%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Nasdaq-100 Hedged Equity Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(7.82)%	(30.54)%	(0.99)%	1.41%
Class A with load	(13.16)%	(34.55)%	(2.17)%	0.74%
Class C	(8.13)%	(31.00)%	(1.73)%	0.62%
Class I	(7.73)%	(30.33)%	(0.74)%	0.95%
Nasdaq-100 Index(a)	(4.46)%	(32.38)%	12.36%	14.37%
S&P 500 Total Return Index(b)	2.31%	(18.11)%	9.42%	10.55%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.61% for Class A, 3.36% for Class C and 2.36% for Class I shares . Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to October 2020 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The Nasdaq 100 Index (“NDX”) is a large-capitalization growth index comprised of the 100 largest domestic and international (including emerging markets) non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NDX is concentrated in the technology sector Investors cannot invest directly in an index.

(b)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmark, and June 6, 2014 for Class I.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange - Traded Funds	13.5%
Software	13.2%
Semiconductors	10.4%
Technology Hardware	9.7%
Internet Media & Services	8.8%
E-Commerce Discretionary	5.1%
Biotech & Pharma	3.8%
Technology Services	2.5%
Beverages	2.4%
Automotive	2.1%
Other/Cash & Equivalents	28.5%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***	Since Inception****
Class A	4.56%	7.46%	6.63%	N/A	N/A	9.02%	N/A
Class A with load	(1.46)%	1.27%	5.38%	N/A	N/A	8.10%	N/A
Class C	4.15%	6.67%	5.83%	N/A	N/A	8.20%	N/A
Class C-1	4.16%	6.67%	N/A	N/A	N/A	NA	17.27%
Class I (a)	4.66%	7.72%	6.89%	9.05%	10.61%	N/A	N/A
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index (b)	1.32%	1.47%	1.27%	0.77%	2.04%	1.07%	0.71%
Credit Suisse Managed Futures Hedge Fund Index (c)	0.46%	19.12%	5.95%	3.92%	4.93%	3.65%	15.51%
S&P 500 Total Return Index (d)	2.31%	(18.11)%	9.42%	12.56%	8.53%	11.37%	9.36%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.27% for Class A, 3.02% for Class C, 3.02% for Class C-1 and 2.02% for Class I shares. Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Fund acquired all of the assets and liabilities of Millburn Hedge Fund, L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 28, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on January 1, 1997. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

(c)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an index.

(d)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is January 1, 1997 for Class I shares and Benchmarks.

***	Inception date is December 28, 2015 for Class A shares, Class C shares and Benchmarks.

****	Inception date is October 30, 2020 for Class C-1 shares and Benchmarks.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange - Traded Funds	46.2%
U.S. Treasury Notes	39.1%
Other/Cash & Equivalents	14.7%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Buffered Shield Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmarks:

				Annualized Since
	6 Month Return	1 Year Return	5 Year Return	Inception**
Class A	(2.44)%	(18.39)%	2.39%	3.65%
Class A with Load	(8.00)%	(23.11)%	1.18%	2.86%
Class C	(2.80)%	(18.97)%	1.63%	2.65%
Class I	(2.29)%	(18.14)%	2.65%	3.91%
S&P 500 Total Return Index (a)	2.31%	(18.11)%	1.18%	2.86%
HFRX Equity Hedge Index (b)	1.61%	(3.18)%	2.63%	2.14%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022 the Fund’s total gross annual operating expenses. including the cost of underlying funds, are 1.89% for Class A, 2.64% for Class C and 1.64% for Class I shares. Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

**	Inception date is April 14, 2015 for Class A, Class I and the Benchmark, and September 5, 2017 for Class C. Total returns for Class C prior to the Fund Inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The HFRX Equity Hedge Index (“HFRX Equity”) tracks strategies that maintain positions both long and short in primarily equity and equity derivative securities. The total return of the HFRX Equity includes the reinvestment of dividends and income. The total return of HFRX Equity does not include expenses. HFRX Equity is not professionally managed and is not available for investment.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange - Traded Funds	96.1%
Other/Cash & Equivalents	3.9%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 22.6%
	AUTOMOTIVE - 1.4%
20,718	Sumitomo Electric Industries Ltd.	$237,468

	CHEMICALS - 1.1%
649	Air Liquide S.A.(a)	92,009
286	Linde PLC	93,288
		185,297
	ELECTRIC UTILITIES - 1.1%
6,858	Brookfield Renewable Partners, L.P.	173,782
5,138	Fusion Fuel Green PLC(b)	22,761
		196,543
	ELECTRICAL EQUIPMENT - 4.8%
1,860	Bloom Energy Corporation, Class A(b)	35,563
12,922	Furukawa Electric Company Ltd.	243,553
1,738	Nexans S.A.	157,163
2,912	NKT A/S(b)	164,093
5,247	Prysmian SpA	194,733
		795,105
	INSTITUTIONAL FINANCIAL SERVICES - 6.5%
2,602	Cboe Global Markets, Inc.	326,473
1,617	CME Group, Inc.	271,915
5,165	Hong Kong Exchanges & Clearing Ltd.	223,128
2,372	Intercontinental Exchange, Inc.	243,343
		1,064,859
	RENEWABLE ENERGY - 1.5%
6,161	Ballard Power Systems, Inc.(b)	29,511
23,917	Cell Impact A.B.(b)	25,101
7,344	Ceres Power Holdings PLC(b)	31,135
10,242	FuelCell Energy, Inc.(b)	28,473
25,628	ITM Power PLC(b)	28,391
2,673	McPhy Energy S.A.(b)	34,947
27,348	NEL ASA(b)	38,678
2,316	Plug Power, Inc.(b)	28,649
		244,885

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	SPECIALTY REIT - 2.7%
21,008	Farmland Partners, Inc.	$261,760
9,974	Gladstone Land Corporation	183,023
		444,783
	TIMBER REIT - 3.5%
4,421	PotlatchDeltic Corporation	194,480
5,763	Rayonier, Inc.	189,948
6,382	Weyerhaeuser Company	197,842
		582,270

	TOTAL COMMON STOCKS (Cost $3,857,041)	3,751,210

	EXCHANGE-TRADED FUNDS — 27.9%
	EQUITY - 24.8%
13,174	First Trust Global Wind Energy ETF	228,174
2,259	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	197,072
7,860	Global X US Infrastructure Development ETF	208,211
2,095	Invesco Solar ETF(b)	152,809
3,033	Invesco Water Resources ETF	156,321
12,803	iShares Emerging Markets Infrastructure ETF	266,174
9,795	iShares Global Clean Energy ETF	194,431
5,923	iShares Global Infrastructure ETF	271,510
3,406	iShares Global Timber & Forestry ETF	247,787
16,030	Utilities Select Sector SPDR Fund	1,130,114
4,690	VanEck Agribusiness ETF	402,590
1,055	VanEck Environmental Services ETF	143,692
2,847	VanEck Natural Resources ETF	140,175
1,102	VanEck Rare Earth/Strategic Metals ETF	83,928
1,810	VanEck Steel ETF	104,690
2,900	VanEck Uranium + Nuclear Energy ETF	159,184
		4,086,862
	FIXED INCOME - 3.1%
4,796	iShares TIPS Bond ETF	510,486

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,782,856)	4,597,348

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.5%
	U.S. TREASURY NOTES — 9.4%
525,000	United States Treasury Note	2.0000	02/15/23	$523,582
525,000	United States Treasury Note	1.7500	05/15/23	519,513
525,000	United States Treasury Note	2.7500	11/15/23	516,080
525,000	United States Treasury Note	2.5000	08/15/23	517,756
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,088,650)			2,076,931

Shares
	SHORT-TERM INVESTMENTS — 19.4%
	MONEY MARKET FUNDS - 19.4%
3,215,808	First American Government Obligations Fund, Class U, 4.10% (Cost $3,215,808)(c)			3,215,808

	TOTAL INVESTMENTS - 82.4% (Cost $13,944,355)			$13,641,297
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.6%			2,911,795
	NET ASSETS - 100.0%			$16,553,092

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Appreciation (Depreciation)
20	CBOT Corn Future(e)	03/14/2023	$678,500	$20,300
8	CBOT Soybean Future(e)	03/14/2023	609,600	14,537
7	CBOT Soybean Meal Future(e)	03/14/2023	329,700	9,830
6	CBOT Soybean Oil Future(e)	03/14/2023	230,652	2,220
2	CME Lean Hogs Future(e)	02/14/2023	70,160	(380)
6	CME Live Cattle Future(e)	02/28/2023	378,960	8,220
4	COMEX Copper Future(e)	03/29/2023	381,050	16,550
5	COMEX Gold 100 Troy Ounces Future(e)	02/24/2023	913,099	24,330
5	COMEX Silver Future(e)	03/29/2023	601,000	58,855
8	ICE Brent Crude Oil Future(e)	01/31/2023	687,280	41,010

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
5	ICE Gas Oil Future(e)	02/10/2023	$453,000	$(6,675)
2	KCBT Hard Red Winter Wheat Future(e)	03/14/2023	88,800	(6,200)
5	LME Lead Future(e)	03/13/2023	288,688	28,283
2	LME Nickel Future(e)	03/13/2023	360,540	47,111
5	LME Primary Aluminum Future(e)	03/13/2023	296,501	(13,641)
4	LME Zinc Future(e)	03/13/2023	297,650	(3,221)
1	NYBOT CSC C Coffee Future(e)	03/21/2023	62,738	(768)
5	NYBOT CSC Cocoa Future(e)	03/16/2023	130,000	2,640
12	NYBOT CSC Number 11 World Sugar Future(e)	02/28/2023	269,337	15,802
1	NYBOT CTN Number 2 Cotton Future(e)	03/09/2023	41,685	(790)
3	NYMEX Henry Hub Natural Gas Futures(e)	03/29/2023	117,510	(43,050)
2	NYMEX Light Sweet Crude Oil Future(e)	01/20/2023	160,520	12,770
4	NYMEX NY Harbor ULSD Futures(e)	01/31/2023	553,560	30,593
8	NYMEX Platinum Future(e)	04/26/2023	433,160	28,070
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	01/31/2023	104,089	11,903
	TOTAL FUTURES CONTRACTS			$298,299

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.0%
	U.S. TREASURY BILLS — 37.0%
13,000,000	United States Treasury Bill(a)	3.4567	02/02/23	$12,958,808
13,000,000	United States Treasury Bill(a)	4.4113	05/18/23	12,780,168
13,000,000	United States Treasury Bill(a)	4.4053	07/13/23	12,691,384
10,000,000	United States Treasury Bill(a)	4.3200	09/07/23	9,699,998
10,000,000	United States Treasury Bill(a)	4.4598	11/02/23	9,620,913
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $57,931,994)			57,751,271

Shares
	SHORT-TERM INVESTMENTS — 33.9%
	MONEY MARKET FUNDS – 33.9%
52,998,291	First American Government Obligations Fund, Class U, 4.10% (Cost $52,998,291)(b)			52,998,291

	TOTAL INVESTMENTS – 70.9% (Cost $110,930,285)			$110,749,562
	OTHER ASSETS IN EXCESS OF LIABILITIES - 29.1%			45,425,297
	NET ASSETS - 100.0%			$156,174,859

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 12.9%
	ASSET MANAGEMENT — 4.5%
225,000	New Mountain Finance Corporation(a)	7.5000	10/15/25	$227,246

	SPECIALTY FINANCE — 8.4%
225,000	Arbor Realty Trust, Inc.(a)	7.5000	08/01/25	224,663
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	194,216
				418,879
	TOTAL CONVERTIBLE BONDS (Cost $651,954)			646,125

	CORPORATE BONDS — 56.0%
	AEROSPACE & DEFENSE — 9.0%
225,000	L3Harris Technologies, Inc.	3.8500	06/15/23	223,717
225,000	TransDigm, Inc.(a)	8.0000	12/15/25	228,736
				452,453
	ASSET MANAGEMENT — 8.0%
225,000	Ares Capital Corporation	3.5000	02/10/23	224,522
175,000	Prospect Capital Corporation	5.8750	03/15/23	175,278
				399,800
	BIOTECH & PHARMA — 4.5%
225,000	Mylan, Inc.(a)	3.1250	01/15/23	224,830

	REAL ESTATE INVESTMENT TRUSTS — 4.4%
225,000	American Tower Corporation	3.0000	06/15/23	222,644

	RETAIL - DISCRETIONARY — 3.4%
175,000	O’Reilly Automotive, Inc.	3.8500	06/15/23	174,085

	SEMICONDUCTORS — 4.4%
225,000	Skyworks Solutions, Inc.	0.9000	06/01/23	220,579

	TECHNOLOGY HARDWARE — 4.5%
225,000	Dell International, LLC / EMC Corporation	5.4500	06/15/23	225,167

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 56.0% (Continued)
	TECHNOLOGY SERVICES — 17.8%
225,000	Equifax, Inc.	3.9500	06/15/23	$223,756
225,000	Global Payments, Inc.	4.0000	06/01/23	223,675
225,000	Leidos, Inc.	2.9500	05/15/23	223,222
225,000	Western Union Company (The)	4.2500	06/09/23	223,934
				894,587
	TOTAL CORPORATE BONDS (Cost $2,829,298)			2,814,145

Shares
	SHORT-TERM INVESTMENTS — 10.3%
	MONEY MARKET FUNDS – 10.3%
517,612	First American Government Obligations Fund, Class U, 4.10%(b) (c) (Cost $517,612)			517,612

	TOTAL INVESTMENTS - 79.2% (Cost $3,998,864)			$3,977,882
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.8%			1,043,726
	NET ASSETS - 100.0%			$5,021,608

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

BNP	- BNP Paribas

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $905,474 or 18.0% of net assets.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(c)	All or part of this security is held by CSACS Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

TOTAL RETURN SWAP - 1.7%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

		Notional			Pay/Receive Fixed	Upfront	Unrealized
Shares	Frequency and Reference Entity	Amount	Counterparty	Maturity	Rate	Payments	Appreciation
1,617	At Maturity BNP Paribas Catalyst Systematic Index +	6,800,000	BNP Paribas	6/12/2023	0.5000%	—	$86,657

+	This instrument is held by CSACS Fund Ltd.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^

					Value
					Unrealized
					Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity	(Depreciation)	Weighted %
	OPEN LONG FUTURES CONTRACTS
8	CMX Gold	BNP Paribas	$1,386,441	12/31/2022	$52,231	20.39%
33	Eurostoxx 50	BNP Paribas	1,370,799	3/31/2023	(64,208)	20.16%
2	JGB	BNP Paribas	2,050,675	3/31/2023	(32,740)	30.16%
2	Nikkei	BNP Paribas	200,753	3/31/2023	(14,275)	2.95%
4	ICE Brent Crude	BNP Paribas	324,185	12/31/2023	(7,258)	4.77%
4	ICE Brent Crude	BNP Paribas	328,060	6/30/2023	(5,331)	4.82%
4	ICE Brent Crude	BNP Paribas	320,299	9/30/2023	(6,643)	4.71%
2	ICE Gas Oil	BNP Paribas	145,478	4/30/2023	(4,173)	2.14%
2	ICE Gas Oil	BNP Paribas	145,728	2/28/2023	(2,334)	2.14%
1	ICE Gas Oil	BNP Paribas	85,661	5/31/2023	(3,050)	1.26%
1	LME Aluminium	BNP Paribas	32,055	4/30/2023	(1,308)	0.47%
3	LME Aluminium	BNP Paribas	160,600	12/31/2023	(5,613)	2.36%
1	LME Aluminium	BNP Paribas	64,066	6/30/2023	(2,483)	0.94%
1	LME Aluminium	BNP Paribas	64,032	5/31/2023	(2,579)	0.94%
3	LME Aluminium	BNP Paribas	160,201	9/30/2023	(5,996)	2.36%
1	LME Copper	BNP Paribas	216,266	12/31/2023	3,747	3.18%
1	LME Copper	BNP Paribas	172,885	7/31/2023	3,004	2.54%
0	LME Copper	BNP Paribas	43,221	5/31/2023	716	0.64%
1	LME Copper	BNP Paribas	216,244	9/30/2023	3,866	3.18%
1	LME Nickel	BNP Paribas	179,872	4/30/2023	20,176	2.65%
1	LME Nickel	BNP Paribas	179,141	6/30/2023	20,397	2.63%
0	LME Nickel	BNP Paribas	71,835	5/31/2023	8,130	1.06%
0	LME Zinc	BNP Paribas	24,584	4/30/2023	(527)	0.36%
1	LME Zinc	BNP Paribas	98,372	2/28/2023	(1,820)	1.45%
1	LME Zinc	BNP Paribas	49,188	6/30/2023	(1,120)	0.72%
2	LME Zinc	BNP Paribas	123,180	5/31/2023	(2,776)	1.81%
95	NYMEX Gasoline	BNP Paribas	104,028	6/30/2023	1,158	1.53%
92	NYMEX Gasoline	BNP Paribas	101,061	5/31/2023	1,534	1.49%
95	NYMEX Gasoline	BNP Paribas	98,769	9/30/2023	396	1.45%
91	NYMEX Heating Oil	BNP Paribas	117,300	4/30/2023	(2,381)	1.73%
86	NYMEX Heating Oil	BNP Paribas	118,467	2/28/2023	25	1.74%
9	NYMEX Natural Gas	BNP Paribas	389,899	2/28/2023	(133,989)	5.73%
12	NYMEX Natural Gas	BNP Paribas	541,951	3/31/2024	(81,816)	7.97%
5	NYMEX WTI Crude	BNP Paribas	364,772	12/31/2023	(2,856)	5.36%
5	NYMEX WTI Crude	BNP Paribas	367,125	7/31/2023	(1,009)	5.40%
5	NYMEX WTI Crude	BNP Paribas	365,985	9/30/2023	(1,801)	5.38%
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS				$(272,705)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(2)	3 Month SOFR	BNP Paribas	$(572,245)	12/31/2023	$659	8.42%
(2)	3 Month SOFR	BNP Paribas	(388,106)	12/31/2024	681	5.71%
(2)	3 Month SOFR	BNP Paribas	(569,755)	6/30/2023	270	8.38%
(2)	3 Month SOFR	BNP Paribas	(386,497)	6/30/2024	622	5.68%
(2)	3 Month SOFR	BNP Paribas	(570,023)	3/31/2023	—	8.38%
(2)	3 Month SOFR	BNP Paribas	(385,060)	3/31/2024	562	5.66%
(2)	3 Month SOFR	BNP Paribas	(570,618)	9/30/2023	449	8.39%
(2)	3 Month SOFR	BNP Paribas	(387,506)	9/30/2024	641	5.70%
(3)	3 Months Euribor	BNP Paribas	(719,738)	12/31/2023	4,821	10.58%
(3)	3 Months Euribor	BNP Paribas	(694,941)	12/31/2024	3,638	10.22%
(3)	3 Months Euribor	BNP Paribas	(719,887)	6/30/2023	4,305	10.59%
(3)	3 Months Euribor	BNP Paribas	(693,292)	6/30/2024	3,992	10.20%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

					Value
					Unrealized
					Appreciation/
Short Contracts		Counterparty	Notional Amount	Maturity	(Depreciation)	Weighted %
(3)	3 Months Euribor	BNP Paribas	(724,180)	3/31/2023	1,230	10.65%
(3)	3 Months Euribor	BNP Paribas	(692,216)	3/31/2024	3,812	10.18%
(3)	3 Months Euribor	BNP Paribas	(719,215)	9/30/2023	4,858	10.58%
(3)	3 Months Euribor	BNP Paribas	(694,224)	9/30/2024	3,744	10.21%
(37)	CBOE VIX Future	BNP Paribas	(874,705)	1/31/2023	55,637	12.86%
(683)	CMX Copper	BNP Paribas	(650,176)	3/31/2023	(12,610)	9.56%
(11)	ICE Brent Crude	BNP Paribas	(977,994)	3/31/2023	12,142	14.38%
(4)	ICE Gas Oil	BNP Paribas	(375,880)	3/31/2023	8,126	5.53%
(8)	LME Aluminium	BNP Paribas	(479,706)	3/31/2023	20,889	7.05%
(2)	LME Nickel	BNP Paribas	(430,238)	3/31/2023	(47,955)	6.33%
(4)	LME Zinc	BNP Paribas	(295,178)	3/31/2023	5,833	4.34%
(301)	NYMEX Gasoline	BNP Paribas	(313,775)	3/31/2023	(10,737)	4.61%
(176)	NYMEX Heating Oil	BNP Paribas	(235,177)	3/31/2023	2,438	3.46%
(21)	NYMEX Natural Gas	BNP Paribas	(880,524)	3/31/2023	295,598	12.95%
(14)	NYMEX WTI Crude	BNP Paribas	(1,097,157)	3/31/2023	4,076	16.13%
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS				$367,719

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swap due to timing of contracts opened and closed in

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 22.6%
	MORTGAGE FINANCE - 18.8%
7,970	AGNC Investment Corporation	$82,490
3,695	Annaly Capital Management, Inc.	77,891
5,370	Arbor Realty Trust, Inc.	70,830
3,200	Blackstone Mortgage Trust, Inc., Class A	67,744
12,240	Granite Point Mortgage Trust, Inc.	65,606
4,840	KKR Real Estate Finance Trust, Inc.	67,566
7,230	Ladder Capital Corporation	72,589
7,149	MFA Financial, Inc.	70,418
27,790	New York Mortgage Trust, Inc.	71,142
5,270	PennyMac Mortgage Investment Trust	65,295
10,180	Redwood Trust, Inc.	68,817
8,840	Rithm Capital Corporation	72,223
3,740	Starwood Property Trust, Inc.	68,554
10,640	TPG RE Finance Trust, Inc.	72,246
4,840	Two Harbors Investment Corporation	76,327
		1,069,738
	REAL ESTATE INVESTMENT TRUSTS - 3.8%
5,490	Franklin BSP Realty Trust, Inc.	70,821
2,470	Hannon Armstrong Sustainable Infrastructure	71,581
1,670	NexPoint Residential Trust, Inc.	72,678
		215,080

	TOTAL COMMON STOCKS (Cost $1,592,742)	1,284,818

	EXCHANGE-TRADED FUNDS — 35.9%
	FIXED INCOME - 35.9%
3,450	iShares Convertible Bond ETF	239,672
8,815	iShares MBS ETF	817,590

See accompanying notes which are an integral part of these financial statements.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.9% (Continued)
	FIXED INCOME - 35.9% (Continued)
2,490	iShares Trust iShares 1-5 Year Investment Grade	$124,052
1,580	Vanguard Intermediate-Term Corporate Bond ETF	122,466
13,460	Vanguard Mortgage-Backed Securities ETF	612,699
1,650	Vanguard Short-Term Corporate Bond ETF	124,064
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,305,880)	2,040,543

	OPEN END FUNDS — 10.2%
	FIXED INCOME - 10.2%
30,043	Catalyst Enhanced Income Strategy Fund, Class I(a)	289,010
15,691	Rational Special Situations Income Fund, Institutional Class(a)	288,555
	TOTAL OPEN END FUNDS (Cost $620,137)	577,565

	SHORT-TERM INVESTMENTS — 22.4%
	MONEY MARKET FUNDS – 22.4%
1,272,178	First American Government Obligations Fund, Class U, 4.10% (Cost $1,272,178)(b)	1,272,178

	TOTAL INVESTMENTS - 91.1% (Cost $5,790,937)	$5,175,104
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.9%	508,653
	NET ASSETS - 100.0%	$5,683,757

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Appreciation (Depreciation)
6	CME Lean Hogs Future(d)	04/17/2023	$228,720	$(1,215)

See accompanying notes which are an integral part of these financial statements.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
11	CME Live Cattle Future(d)	02/28/2023	$694,760	$(2,248)
2	COMEX Gold 100 Troy Ounces Future(d)	02/24/2023	365,240	1,960
4	COMEX Silver Future(d)	03/29/2023	480,800	9,483
3	HKG Hang Seng Index Future	01/30/2023	382,707	5,276
7	NYBOT CSC Cocoa Future(d)	03/16/2023	182,000	(1,545)
	TOTAL FUTURES CONTRACTS			$11,711

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
10	3 Month Euro Euribor Future	03/17/2025	$2,595,834	$10,993
5	CME 3 Month Eurodollar Future	03/17/2025	1,206,063	625
1	NYMEX Henry Hub Natural Gas Futures(d)	02/24/2023	41,040	4,285
6	Three Month SONIA Index Futures	06/17/2025	1,740,044	2,160
2	TSE Japanese 10 Year Bond Futures	03/13/2023	2,216,348	1,893
	TOTAL FUTURES CONTRACTS			$19,956

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CAMFMSF Fund Limited.

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 71.5%
	AUTOMOTIVE - 2.1%
1,312	Lucid Group, Inc.(a)(b)	$8,961
736	Rivian Automotive, Inc.(a)	13,564
1,901	Tesla, Inc.(a)	234,166
		256,691
	BEVERAGES - 2.4%
1,106	Keurig Dr Pepper, Inc.	39,440
407	Monster Beverage Corporation(a)	41,323
1,076	PepsiCo, Inc.	194,390
		275,153
	BIOTECH & PHARMA - 3.8%
417	Amgen, Inc.	109,521
477	AstraZeneca plc - ADR	32,341
112	Biogen, Inc.(a)	31,015
979	Gilead Sciences, Inc.	84,047
300	Moderna, Inc.(a)	53,886
84	Regeneron Pharmaceuticals, Inc.(a)	60,605
145	Seagen, Inc.(a)	18,634
200	Vertex Pharmaceuticals, Inc.(a)(b)	57,756
		447,805
	CABLE & SATELLITE - 1.5%
122	Charter Communications, Inc., Class A(a)	41,370
3,369	Comcast Corporation, Class A	117,814
3,037	Sirius XM Holdings, Inc.(b)	17,736
		176,920
	COMMERCIAL SUPPORT SERVICES - 0.3%
79	Cintas Corporation	35,678

	DIVERSIFIED INDUSTRIALS - 1.0%
525	Honeywell International, Inc.	112,507

	E-COMMERCE DISCRETIONARY - 5.1%
6,140	Amazon.com, Inc.(a)	515,760
424	eBay, Inc.(b)	17,583
379	JD.com, Inc. - ADR	21,273

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	E-COMMERCE DISCRETIONARY - 5.1% (Continued)
39	MercadoLibre, Inc.(a)(b)	$33,003
365	Pinduoduo, Inc. - ADR(a)	29,765
		617,384
	ELECTRIC UTILITIES - 1.0%
401	American Electric Power Company, Inc.	38,075
255	Constellation Energy Corporation	21,984
776	Exelon Corporation	33,546
427	Xcel Energy, Inc.	29,937
		123,542
	ENTERTAINMENT CONTENT - 0.8%
611	Activision Blizzard, Inc.	46,771
216	Electronic Arts, Inc.	26,391
1,949	Warner Bros Discovery, Inc.(a)	18,477
		91,639
	FOOD - 0.9%
956	Kraft Heinz Company (The)	38,919
1,066	Mondelez International, Inc., Class A	71,049
		109,968
	INDUSTRIAL SUPPORT SERVICES - 0.2%
447	Fastenal Company	21,152

	INTERNET MEDIA & SERVICES - 8.8%
311	Airbnb, Inc., CLASS A(a)	26,590
3,664	Alphabet, Inc., Class A(a)	323,275
3,663	Alphabet, Inc., Class C(a)	325,019
30	Booking Holdings, Inc.(a)	60,458
1,756	Meta Platforms, Inc., Class A(a)	211,317
347	Netflix, Inc.(a)	102,323
		1,048,982
	LEISURE FACILITIES & SERVICES - 1.1%
247	Marriott International, Inc., Class A	36,776
896	Starbucks Corporation	88,883
		125,659

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.4%
61	Align Technology, Inc.(a)	$12,865
302	DexCom, Inc.(a)	34,198
65	IDEXX Laboratories, Inc.(a)	26,517
123	Illumina, Inc.(a)	24,871
276	Intuitive Surgical, Inc.(a)	73,237
		171,688
	OIL & GAS PRODUCERS - 0.2%
136	Diamondback Energy, Inc.	18,602

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
761	Baker Hughes Company	22,472

	RENEWABLE ENERGY - 0.2%
106	Enphase Energy, Inc.(a)(b)	28,086

	RETAIL - CONSUMER STAPLES - 1.7%
346	Costco Wholesale Corporation	157,949
173	Dollar Tree, Inc.(a)(b)	24,469
675	Walgreens Boots Alliance, Inc.	25,218
		207,636
	RETAIL - DISCRETIONARY - 0.9%
96	Lululemon Athletica, Inc.(a)	30,756
49	O’Reilly Automotive, Inc.(a)	41,358
271	Ross Stores, Inc.(b)	31,455
		103,569
	SEMICONDUCTORS - 10.4%
1,259	Advanced Micro Devices, Inc.(a)	81,545
398	Analog Devices, Inc.	65,284
672	Applied Materials, Inc.	65,439
69	ASML Holding N.V.	37,702
316	Broadcom, Inc.	176,685
429	GLOBALFOUNDRIES, Inc.(a)(b)	23,119
3,223	Intel Corporation	85,184
111	KLA Corporation	41,850

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	SEMICONDUCTORS - 10.4% (Continued)
106	Lam Research Corporation(b)	$44,552
666	Marvell Technology, Inc.	24,669
429	Microchip Technology, Inc.	30,137
849	Micron Technology, Inc.	42,433
1,921	NVIDIA Corporation	280,735
202	NXP Semiconductors N.V.	31,922
875	QUALCOMM, Inc.	96,198
709	Texas Instruments, Inc.	117,141
		1,244,595
	SOFTWARE - 13.2%
363	Adobe, Inc.(a)	122,160
68	ANSYS, Inc.(a)	16,428
116	Atlassian Corp PLC, Class A(a)	14,927
169	Autodesk, Inc.(a)	31,581
214	Cadence Design Systems, Inc.(a)	34,377
170	Crowdstrike Holdings, Inc., Class A(a)	17,899
228	Datadog, Inc.(a)	16,758
610	Fortinet, Inc.(a)	29,823
219	Intuit, Inc.	85,239
4,468	Microsoft Corporation	1,071,517
236	Palo Alto Networks, Inc.(a)	32,931
119	Synopsys, Inc.(a)	37,996
158	Workday, Inc., Class A(a)	26,438
192	Zoom Video Communications, Inc., Class A(a)	13,006
111	Zscaler, Inc.(a)	12,421
		1,563,501
	TECHNOLOGY HARDWARE - 9.7%
7,701	Apple, Inc.	1,000,591
3,208	Cisco Systems, Inc.	152,829
		1,153,420
	TECHNOLOGY SERVICES - 2.5%
324	Automatic Data Processing, Inc.(b)	77,391
401	Cognizant Technology Solutions Corporation, Class A	22,933
320	CoStar Group, Inc.(a)	24,730

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	TECHNOLOGY SERVICES - 2.5% (Continued)
496	Fiserv, Inc.(a)	$50,131
281	Paychex, Inc.	32,472
890	PayPal Holdings, Inc.(a)	63,386
122	Verisk Analytics, Inc.	21,523
		292,566
	TELECOMMUNICATIONS - 1.1%
971	T-Mobile US, Inc.(a)	135,940

	TRANSPORTATION & LOGISTICS - 0.6%
1,642	CSX Corporation	50,869
86	Old Dominion Freight Line, Inc.	24,405
		75,274
	TRANSPORTATION EQUIPMENT - 0.2%
272	PACCAR, Inc.	26,920

	WHOLESALE - DISCRETIONARY - 0.2%
372	Copart, Inc.(a)	22,651

	TOTAL COMMON STOCKS (Cost $10,261,841)	8,510,000

	EXCHANGE-TRADED FUNDS — 13.5%
	EQUITY - 13.5%
6,029	Invesco QQQ Trust Series 1	1,605,402

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,780,605)	1,605,402

	SHORT-TERM INVESTMENTS — 10.3%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
368,591	Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (Cost $368,591)(c),(d)	368,591

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.3% (Continued)
	MONEY MARKET FUNDS - 7.2%
852,923	First American Government Obligations Fund, Class U, 4.10% (Cost $852,923)(d)	$852,923

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,221,514)	1,221,514

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 4.6%
	CALL OPTIONS PURCHASED - 0.3%
68	NASDAQ 100 E-Mini Index Future Week 3	WED	01/20/2023	$12,400	$14,990,260	6,528
48	S&P 500 E-Mini Index Future Week 3	WED	01/20/2023	4,100	9,266,400	14,400
25	S&P 500 E-Mini Index Future	WED	03/17/2023	4,400	4,826,250	9,688
	TOTAL CALL OPTIONS PURCHASED (Cost - $382,682)					30,616

	PUT OPTIONS PURCHASED - 4.3%
68	NASDAQ 100 E-Mini Index Future Week 3	WED	01/20/2023	10,900	14,990,260	307,360
49	S&P 500 E-Mini Index Future Week 3	WED	04/21/2023	3,200	9,542,138	66,763
25	S&P 500 E-Mini Index Future Week 3	WED	01/20/2023	3,750	4,826,250	45,625
50	S&P 500 E-Mini Index Future	WED	01/31/2023	3,700	9,652,500	93,125
	TOTAL PUT OPTIONS PURCHASED (Cost - $567,700)					512,873

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $950,382)					543,489

	TOTAL INVESTMENTS - 99.9% (Cost $14,214,342)					$11,880,405
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $364,325)					(17,025)
	PUT OPTIONS WRITTEN - (4.0)% (Proceeds - $463,038)					(471,316)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.2%					505,419
	NET ASSETS - 100.0%					$11,897,483

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN FUTURE OPTIONS - (4.1)%
	CALL OPTIONS WRITTEN- (0.1)%
45	NASDAQ 100 E-Mini Index Future Week 3	WED	01/20/2023	$12,000	$9,920,025	$15,300
23	S&P 500 E-Mini Index Future Week 3	WED	01/20/2023	4,200	4,440,150	1,725
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $364,325)					17,025

	PUT OPTIONS WRITTEN - (4.0)%
68	NASDAQ 100 E-Mini Index Future	WED	03/17/2023	9,650	14,990,260	197,540
24	S&P 500 E-Mini Index Future Week 3	WED	04/21/2023	3,300	4,673,700	44,400
25	S&P 500 E-Mini Index Future Week 3	WED	04/21/2023	3,700	4,868,438	147,188

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Contracts(e)
(continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (4.1)%
	PUT OPTIONS WRITTEN - (4.0)% (Continued)
25	S&P 500 E-Mini Index Future Week 3	WED	01/20/2023	$3,700	$4,826,250	$31,250
25	S&P 500 E-Mini Index Future	WED	04/28/2023	3,300	4,868,438	50,938
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $463,038)					471,316

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $827,363)					$488,341

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
1	CBOE Volatility Index Future	02/15/2023	$24,545	$(1,454)
13	CBOE Volatility Index Future	03/22/2023	329,557	(12,213)
2	CME E-Mini NASDAQ 100 Index Future	03/17/2023	440,892	(17,909)
22	Micro E-mini S&P 500 Future	03/17/2023	424,710	5,129
	TOTAL FUTURES CONTRACTS			$(26,447)

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Appreciation
4	CBOE Volatility Index Future	01/18/2023	$92,392	$8,727

	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $358,976.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2022. Total collateral had a value of $368,591 at December 31, 2022.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(e)	Each contract is equivalent to one futures contract.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.2%
	EQUITY - 46.2%
549,635	iShares China Large-Cap ETF	$15,554,671
1,867,781	iShares Core S&P Mid-Cap ETF	451,797,547
2,846,985	iShares Core S&P Small-Cap ETF	269,438,660
710,264	iShares MSCI Australia ETF	15,789,169
47,547	iShares MSCI Austria ETF	903,393
17,774	iShares MSCI Belgium ETF	318,510
574,563	iShares MSCI Brazil ETF	16,070,527
479,574	iShares MSCI Canada ETF	15,696,457
302,662	iShares MSCI Chile ETF	8,199,114
315,816	iShares MSCI France ETF	10,459,826
455,080	iShares MSCI Germany ETF	11,254,128
710,231	iShares MSCI Hong Kong ETF	14,921,953
54,199	iShares MSCI India ETF(a)	2,262,266
24,387	iShares MSCI Israel ETF	1,365,428
151,484	iShares MSCI Italy ETF	4,080,979
284,480	iShares MSCI Japan ETF	15,487,091
220,723	iShares MSCI Malaysia ETF	5,041,313
278,810	iShares MSCI Mexico ETF	13,787,155
84,554	iShares MSCI Netherlands ETF	3,148,791
75,220	iShares MSCI Peru ETF	2,156,557
548,936	iShares MSCI Singapore ETF	10,325,486
171,098	iShares MSCI South Africa ETF	7,256,266
256,933	iShares MSCI South Korea ETF	14,511,576
413,112	iShares MSCI Spain ETF	9,989,048
136,665	iShares MSCI Sweden ETF	4,418,379
276,903	iShares MSCI Switzerland ETF	11,610,543
398,169	iShares MSCI Taiwan ETF	15,990,467
77,190	iShares MSCI Thailand ETF	5,803,916
169,633	iShares MSCI Turkey ETF	6,276,421
371,068	iShares MSCI United Kingdom ETF	11,376,945
1,830,745	iShares Russell 1000 ETF, EQUITY	385,408,438
1,819,722	iShares Russell 2000 ETF	317,286,728
1,636,696	iShares Russell Mid-Cap ETF, EQUITY	110,395,145
1,128,632	Schwab U.S. REIT ETF	21,771,311

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 46.2% (Continued)
	EQUITY - 46.2% (Continued)
2,677,953	Vanguard FTSE Emerging Markets ETF			$104,386,608
604,424	Vanguard FTSE Europe ETF			33,509,267
427,847	Vanguard Large-Cap ETF			74,530,947
814,945	Vanguard Mid-Cap ETF			166,093,940
1,942,097	Vanguard Real Estate ETF			160,184,161
236,720	Vanguard S&P 500 ETF			83,169,205
683,876	Vanguard Small-Cap ETF			125,518,601
397,537	WisdomTree India Earnings Fund			12,955,731
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,332,439,993)			2,570,502,664

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.1%
	U.S. TREASURY NOTES — 39.1%
699,325,000	United States Treasury Note	2.0000	02/15/23	697,435,522
441,270,000	United States Treasury Note	1.7500	05/15/23	436,658,300
659,525,000	United States Treasury Note	2.5000	08/15/23	650,424,584
393,850,000	United States Treasury Note	2.7500	11/15/23	387,158,520
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,179,577,645)			2,171,676,926

	TOTAL INVESTMENTS – 85.3% (Cost $4,512,017,638)			$4,742,179,590
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.7%			818,013,541
	NET ASSETS - 100.0%			$5,560,193,131

OPEN FUTURES CONTRACTS

				Value and Unrealized
Number of				Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	(Depreciation)
675	BMF Ibovespa Index Future	02/15/2023	$14,185,776	$(49,651)
604	CBOT Corn Future(c)	03/14/2023	20,490,700	(70,038)
1,674	CBOT Soybean Future(c)	03/14/2023	127,558,800	1,175,637
1,095	CBOT Soybean Meal Future(c)	03/14/2023	51,574,500	1,469,330
152	CBOT Soybean Oil Future(c)	03/14/2023	5,843,184	(211,632)

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS (Continued)

				Value and Unrealized
Number of				Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	(Depreciation)
107	CME 3 Month Eurodollar Future	03/18/2024	$25,573,000	$(39,513)
9	CME 3 Month Eurodollar Future	06/17/2024	2,159,325	(4,650)
434	CME 3 Month Eurodollar Future	09/16/2024	104,420,400	(372,788)
764	CME 3 Month Eurodollar Future	12/16/2024	184,124,000	(366,025)
1,023	CME 3 Month Eurodollar Future	03/17/2025	246,760,388	(125,150)
718	CME British Pound Currency Future	03/13/2023	54,226,950	(433,331)
566	CME Canadian Dollar Currency Future	03/14/2023	41,838,720	356,645
473	CME Euro Foreign Exchange Currency Future	03/13/2023	63,583,026	311,689
133	CME Lean Hogs Future(c)	02/14/2023	4,665,640	(163,410)
213	CME Live Cattle Future(c)	02/28/2023	13,453,080	(22,820)
1,087	CME Mexican Peso Currency Future	03/13/2023	27,511,970	377,430
90	CME New Zealand Dollar Currency Future	03/13/2023	5,709,600	55,410
79	CME Swiss Franc Currency Future	03/13/2023	10,765,725	80,031
3,939	Eurex EURO STOXX 50 Future	03/17/2023	159,643,591	(1,121,004)
123	Euronext Amsterdam Index Future	01/20/2023	18,166,174	(193,197)
359	FTSE/MIB Index Future	03/17/2023	45,567,898	(47,448)
803	HKG Hang Seng China Enterprises Index Future	01/30/2023	34,771,836	114,377
189	HKG Hang Seng Index Future	01/30/2023	24,110,571	582,032
2,337	ICE Brent Crude Oil Future(c)	01/31/2023	200,771,670	11,977,620
712	ICE Brent Crude Oil Future(c)	02/28/2023	60,982,800	3,531,990
223	ICE Brent Crude Oil Future(c)	03/31/2023	19,015,210	1,187,720
136	ICE Brent Crude Oil Future(c)	04/28/2023	11,527,360	493,530
79	ICE Brent Crude Oil Future(c)	05/31/2023	6,651,800	361,570
48	ICE Brent Crude Oil Future(c)	06/30/2023	4,014,240	196,400
961	ICE Gas Oil Future(c)	02/10/2023	87,066,600	59,526
513	ICE Gas Oil Future(c)	03/10/2023	45,272,250	(242,475)
131	ICE Gas Oil Future(c)	04/12/2023	11,200,500	(88,175)
460	KCBT Hard Red Winter Wheat Future(c)	03/14/2023	20,424,000	61,399
31	LME Lead Future(c)	03/13/2023	1,789,863	60,801
27	LME Nickel Future(c)	03/13/2023	4,867,290	162,090
42	LME Primary Aluminum Future(c)	03/13/2023	2,490,611	(15,450)
20	LME Zinc Future(c)	03/13/2023	1,488,250	(29,441)
1,071	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2023	24,038,381	(439,723)
1,496	NYMEX Light Sweet Crude Oil Future(c)	01/20/2023	120,068,960	4,459,790
259	NYMEX Light Sweet Crude Oil Future(c)	02/21/2023	20,836,550	369,060
114	NYMEX Light Sweet Crude Oil Future(c)	03/21/2023	9,180,420	234,380
87	NYMEX Light Sweet Crude Oil Future(c)	04/20/2023	6,999,150	186,420
67	NYMEX Light Sweet Crude Oil Future(c)	05/22/2023	5,373,400	203,700
44	NYMEX Light Sweet Crude Oil Future(c)	06/20/2023	3,512,520	151,530
655	NYMEX NY Harbor ULSD Futures(c)	01/31/2023	90,645,450	4,081,102
314	NYMEX NY Harbor ULSD Futures(c)	02/28/2023	41,927,290	1,664,893
70	NYMEX NY Harbor ULSD Futures(c)	03/31/2023	8,996,694	352,502
34	NYMEX NY Harbor ULSD Futures(c)	04/28/2023	4,255,868	178,075
5	NYMEX Platinum Future(c)	04/26/2023	270,725	520
631	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	01/31/2023	65,679,907	6,751,307
501	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	02/28/2023	52,148,389	5,125,668
148	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	03/31/2023	16,353,674	1,541,080
77	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	04/28/2023	8,476,314	763,547

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS (Continued)

				Value and Unrealized
Number of				Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	(Depreciation)
224	SAFEX FTSE/JSE Top 40 Index Future	03/16/2023	$8,926,729	$9,116
394	SFE S&P ASX Share Price Index 200 Future	03/16/2023	46,886,241	(158,707)
335	SGX FTSE Taiwan Index Futures	01/30/2023	16,639,450	(223,910)
6,538	TEF SET50 Index Future	03/30/2023	38,044,698	677,879
54	Three Month SONIA Index Futures	12/19/2023	15,553,511	(7,033)
4	Three Month SONIA Index Futures	03/19/2024	1,152,958	29
61	Three Month SONIA Index Futures	09/17/2024	17,636,995	(10,041)
41	Three Month SONIA Index Futures	06/17/2025	11,890,307	(2,776)
	TOTAL FUTURES CONTRACTS			$44,927,437

OPEN FUTURES CONTRACTS

				Value and Unrealized
Number of				Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	(Depreciation)
952	3 Month Euro Euribor Future	03/18/2024	$246,027,626	$1,192,870
823	3 Month Euro Euribor Future	03/17/2025	213,637,193	590,743
1,049	3 Month Euro Euribor Future	06/17/2024	271,516,785	1,332,666
729	3 Month Euro Euribor Future	09/18/2023	187,977,634	1,044,095
1,196	3 Month Euro Euribor Future	09/16/2024	309,981,584	1,391,303
654	3 Month Euro Euribor Future	12/18/2023	168,760,922	915,608
1,025	3 Month Euro Euribor Future	12/16/2024	265,935,860	1,208,440
83	Carbon Emissions Future(c)	12/18/2023	7,462,801	322,072
723	CBOE Volatility Index Future(c)	01/18/2023	16,699,926	106,024
1,282	CBOE Volatility Index Future(c)	02/15/2023	31,467,075	107,790
281	CBOE Volatility Index Future(c)	03/22/2023	7,123,491	18,793
2,642	CBOT 10 Year US Treasury Note	03/22/2023	296,688,674	(328,033)
6,770	CBOT 2 Year US Treasury Note Future	03/31/2023	1,388,378,060	3,002,622
7,141	CBOT 5 Year US Treasury Note	03/31/2023	770,728,130	(290,105)
3,126	CBOT US Long Bond Future	03/22/2023	391,825,344	427,531
333	CBOT Wheat Future(c)	03/14/2023	13,186,800	(274,012)
510	CME 3 Month Eurodollar Future	09/18/2023	121,029,375	(21,287)
1,007	CME 3 Month Eurodollar Future	12/18/2023	239,691,175	61,863
343	CME Australian Dollar Currency Future	03/13/2023	23,421,755	(15,385)
943	CME E-Mini NASDAQ 100 Index Future	03/17/2023	207,880,577	(1,665,093)
460	CME E-mini Russell 2000 Index Futures	03/17/2023	40,730,700	(59,705)
951	CME E-Mini Standard & Poor’s 500 Index Future	03/17/2023	183,590,549	(814,649)
223	CME E-Mini Standard & Poor’s MidCap 400 Index	03/17/2023	54,469,980	1,055,130
91	CME Japanese Yen Currency Future	03/13/2023	8,766,713	(80,257)
1,890	CME Ultra Long Term US Treasury Bond Future	03/22/2023	253,851,570	782,118
26	COMEX Copper Future(c)	03/29/2023	2,476,825	1,325
24	COMEX Gold 100 Troy Ounces Future(c)	02/24/2023	4,382,880	(7,100)
62	COMEX Silver Future(c)	03/29/2023	7,452,400	(18,475)
715	E-mini Dow Jones Industrial Average Index Futures	03/17/2023	118,993,875	168,890
4,583	Eurex 10 Year Euro BUND Future	03/08/2023	652,337,713	31,821,215
3,582	Eurex 2 Year Euro SCHATZ Future	03/08/2023	404,341,407	1,472,427
1,351	Eurex 30 Year Euro BUXL Future	03/08/2023	195,641,118	30,889,072

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS (Continued)

				Value and Unrealized
Number of				Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	(Depreciation)
5,976	Eurex 5 Year Euro BOBL Future	03/08/2023	$740,681,015	$15,354,282
141	Eurex DAX Index Future	03/17/2023	52,797,623	482,073
3,591	Euro-BTP Italian Bond Futures	03/08/2023	418,815,420	7,937,770
1,071	Euronext CAC 40 Index Future	01/20/2023	74,203,935	861,951
4,156	French Government Bond Futures	03/08/2023	566,504,765	15,519,096
450	FTSE 100 Index Future	03/17/2023	40,614,347	300,136
442	ICE US mini MSCI EAFE Index Futures	03/17/2023	43,081,740	210,925
2,064	ICE US MSCI Emerging Markets EM Index Futures	03/17/2023	99,010,080	1,061,035
2,076	KFE KOSPI 200 Index Future	03/09/2023	120,701,029	827,028
7	LME Copper Future(c)	03/13/2023	1,465,713	7,526
3,064	Long Gilt Future	03/29/2023	370,026,837	4,816,981
304	MEFF Madrid IBEX 35 Index Future	01/20/2023	26,673,811	232,667
2,148	Montreal Exchange 10 Year Canadian Bond Future	03/22/2023	194,421,803	1,526,063
134	Montreal Exchange S&P/TSX 60 Index Future	03/16/2023	23,156,926	(24,092)
224	NYBOT CSC C Coffee Future(c)	03/21/2023	14,053,200	163,181
405	NYBOT CSC Cocoa Future(c)	03/16/2023	10,530,000	(218,590)
217	NYBOT CTN Number 2 Cotton Future(c)	03/09/2023	9,045,645	(63,950)
1,035	NYMEX Henry Hub Natural Gas Futures(c)	01/27/2023	46,316,250	14,046,620
601	NYMEX Henry Hub Natural Gas Futures(c)	02/24/2023	24,665,040	7,170,490
295	NYMEX Henry Hub Natural Gas Futures(c)	03/29/2023	11,555,150	1,457,510
80	NYMEX Henry Hub Natural Gas Futures(c)	04/26/2023	3,144,800	347,050
32	NYMEX Henry Hub Natural Gas Futures(c)	05/26/2023	1,295,040	20,370
5	OSE Nikkei 225 Index Future	03/09/2023	993,441	(2,306)
4,912	SFE 10 Year Australian Bond Future	03/15/2023	386,838,643	2,871,280
2,741	SFE 3 Year Australian Bond Future	03/15/2023	199,284,956	1,244,149
3,357	SGX FTSE China A50 Futures Contract	01/30/2023	43,922,988	(128,186)
4	SGX Nifty 50 Index Futures	01/25/2023	145,784	160
136	SGX Nikkei 225 Stock Index Future	03/09/2023	13,466,757	30,324
186	Three Month SONIA Index Futures	06/18/2024	53,688,438	35,309
83	Three Month SONIA Index Futures	12/17/2024	24,030,488	(4,549)
49	Three Month SONIA Index Futures	03/18/2025	14,200,001	(2,221)
610	TSE Japanese 10 Year Bond Futures	03/13/2023	675,986,013	4,560,914
593	TSE TOPIX (Tokyo Price Index) Future	03/09/2023	85,452,610	1,574,021
	TOTAL FUTURES CONTRACTS			$156,553,513

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	01/03/2023	Deutsche Bank	13,890,000	$9,456,055	$44,456
British Pound	01/03/2023	Bank Of America Merrill Lynch	36,560,000	44,196,224	69,401
Canadian Dollar	01/03/2023	Deutsche Bank	126,450,000	93,393,404	90,962
Euro	01/03/2023	Bank Of America Merrill Lynch	57,550,000	61,623,301	70,592
Israeli Shekel	01/03/2023	Bank Of America Merrill Lynch	23,780,000	6,762,982	11,644
Mexican Peso	01/03/2023	Bank Of America Merrill Lynch	71,230,000	3,655,146	(13,461)
Norwegian Krone	01/03/2023	Bank Of America Merrill Lynch	126,230,000	12,885,437	67,948
Polish Zloty	01/03/2023	Bank Of America Merrill Lynch	3,190,000	728,660	1,843
South African Rand	01/03/2023	Bank Of America Merrill Lynch	228,530,000	13,448,400	(10,851)
Swedish Krona	01/03/2023	Deutsche Bank	642,900,000	61,618,588	(2,419)
Swiss Franc	01/03/2023	Bank Of America Merrill Lynch	10,880,000	11,767,378	(24,111)
Australian Dollar	01/04/2023	Deutsche Bank	29,980,000	20,409,830	(32,033)
British Pound	01/04/2023	Bank Of America Merrill Lynch	41,710,000	50,421,895	9,938
Japanese Yen	01/04/2023	Bank Of America Merrill Lynch	1,289,000,000	9,820,129	180,876
Mexican Peso	01/04/2023	Bank Of America Merrill Lynch	85,850,000	4,405,365	411
New Zealand Dollar	01/04/2023	Deutsche Bank	70,950,000	45,053,340	(7,005)
Singapore Dollar	01/04/2023	Bank Of America Merrill Lynch	13,500,000	10,079,140	1,731
South African Rand	01/04/2023	Bank Of America Merrill Lynch	128,890,000	7,584,843	(31,968)
Swiss Franc	01/04/2023	Bank Of America Merrill Lynch	29,750,000	32,176,424	(80,941)
Japanese Yen	01/05/2023	Bank Of America Merrill Lynch	4,344,999,999	33,106,645	(55,725)
New Zealand Dollar	01/05/2023	Deutsche Bank	80,960,000	51,410,518	84,519
Australian Dollar	01/18/2023	Deutsche Bank	684,870,000	466,533,854	5,211,921
Brazilian Real	01/18/2023	Bank Of America Merrill Lynch	2,548,019,999	480,597,527	(5,017,489)
British Pound	01/18/2023	Bank Of America Merrill Lynch	735,250,000	889,177,699	(9,006,306)
Canadian Dollar	01/18/2023	Deutsche Bank	1,133,700,000	837,387,278	5,099,039
Chilean Peso	01/18/2023	Bank Of America Merrill Lynch	19,708,000,000	23,175,662	1,044,145
Euro	01/18/2023	Bank Of America Merrill Lynch	667,640,000	715,621,641	10,877,752
Indian Rupee	01/18/2023	Bank Of America Merrill Lynch	4,443,940,000	53,708,515	66,247
Israeli Shekel	01/18/2023	Bank Of America Merrill Lynch	143,170,000	40,744,430	(1,207,031)
Japanese Yen	01/18/2023	Bank Of America Merrill Lynch	88,366,999,989	674,542,247	19,859,543
Mexican Peso	01/18/2023	Bank Of America Merrill Lynch	9,762,309,993	499,564,191	7,309,742
New Zealand Dollar	01/18/2023	Deutsche Bank	835,930,000	530,934,483	(1,291,768)
Norwegian Krone	01/18/2023	Bank Of America Merrill Lynch	1,555,320,000	158,863,787	457,536
Polish Zloty	01/18/2023	Bank Of America Merrill Lynch	212,750,000	48,535,010	758,598
Singapore Dollar	01/18/2023	Bank Of America Merrill Lynch	137,480,000	102,669,202	1,220,178
South African Rand	01/18/2023	Bank Of America Merrill Lynch	3,273,750,000	192,403,578	3,578,065
South Korean Won	01/18/2023	Bank Of America Merrill Lynch	79,177,999,987	62,891,874	2,537,688
Swedish Krona	01/18/2023	Deutsche Bank	2,460,030,000	235,985,226	(3,252,949)
Swiss Franc	01/18/2023	Bank Of America Merrill Lynch	422,490,000	457,704,175	2,373,590
				$7,055,044,083	$40,994,308

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
Australian Dollar	01/03/2023	Deutsche Bank	13,890,000	$9,456,053	$(96,155)
British Pound	01/03/2023	Bank Of America Merrill Lynch	36,560,000	44,196,227	(159,414)
Canadian Dollar	01/03/2023	Deutsche Bank	126,450,000	93,393,407	(17,181)
Euro	01/03/2023	Bank Of America Merrill Lynch	57,550,000	61,623,302	(251,952)
Israeli Shekel	01/03/2023	Bank Of America Merrill Lynch	23,780,000	6,762,981	(22,347)
Mexican Peso	01/03/2023	Bank Of America Merrill Lynch	71,230,000	3,655,145	9,391
Norwegian Krone	01/03/2023	Bank Of America Merrill Lynch	126,230,000	12,885,439	(96,423)
Polish Zloty	01/03/2023	Bank Of America Merrill Lynch	3,190,000	728,660	(1,677)
South African Rand	01/03/2023	Bank Of America Merrill Lynch	228,530,000	13,448,398	(33,062)
Swedish Krona	01/03/2023	Deutsche Bank	642,900,000	61,618,591	(110,478)
Swiss Franc	01/03/2023	Bank Of America Merrill Lynch	10,880,000	11,767,379	4,740
Australian Dollar	01/04/2023	Deutsche Bank	29,980,000	20,409,832	(49,514)
British Pound	01/04/2023	Bank Of America Merrill Lynch	41,710,000	50,421,893	(143,444)
Japanese Yen	01/04/2023	Bank Of America Merrill Lynch	1,289,000,000	9,820,129	(131,658)
Mexican Peso	01/04/2023	Bank Of America Merrill Lynch	85,850,000	4,405,366	(445)
New Zealand Dollar	01/04/2023	Deutsche Bank	70,950,000	45,053,329	(179,189)
Singapore Dollar	01/04/2023	Bank Of America Merrill Lynch	13,500,000	10,079,136	(21,782)
South African Rand	01/04/2023	Bank Of America Merrill Lynch	128,890,000	7,584,843	12,039
Swiss Franc	01/04/2023	Bank Of America Merrill Lynch	29,750,000	32,176,423	52,063
Japanese Yen	01/05/2023	Bank Of America Merrill Lynch	4,345,000,000	33,106,643	(228,418)
New Zealand Dollar	01/05/2023	Deutsche Bank	80,960,000	51,410,521	(136,496)
Australian Dollar	01/18/2023	Deutsche Bank	889,070,000	605,635,016	(610,602)
Brazilian Real	01/18/2023	Bank Of America Merrill Lynch	708,860,000	133,702,394	(452,007)
British Pound	01/18/2023	Bank Of America Merrill Lynch	392,710,000	474,925,504	5,814,894
Canadian Dollar	01/18/2023	Deutsche Bank	865,590,000	639,352,614	1,541,346
Chilean Peso	01/18/2023	Bank Of America Merrill Lynch	11,831,000,000	13,912,689	(253,759)
Euro	01/18/2023	Bank Of America Merrill Lynch	290,630,000	311,516,863	(2,416,163)
Indian Rupee	01/18/2023	Bank Of America Merrill Lynch	4,662,920,000	56,355,060	86,605
Israeli Shekel	01/18/2023	Bank Of America Merrill Lynch	33,870,000	9,638,987	(26,582)
Japanese Yen	01/18/2023	Bank Of America Merrill Lynch	88,366,999,991	674,542,251	(17,468,999)
Mexican Peso	01/18/2023	Bank Of America Merrill Lynch	1,524,590,000	78,017,453	(1,102,240)
New Zealand Dollar	01/18/2023	Deutsche Bank	835,930,000	530,934,486	1,353,509
Norwegian Krone	01/18/2023	Bank Of America Merrill Lynch	1,551,090,000	158,431,724	(1,285,039)
Singapore Dollar	01/18/2023	Bank Of America Merrill Lynch	48,530,000	36,241,899	(187,925)
South African Rand	01/18/2023	Bank Of America Merrill Lynch	1,874,740,000	110,181,499	(2,485,759)
South Korean Won	01/18/2023	Bank Of America Merrill Lynch	60,112,999,998	47,748,358	(1,124,257)
Swedish Krona	01/18/2023	Deutsche Bank	2,372,920,000	227,628,958	432,141
Swiss Franc	01/18/2023	Bank Of America Merrill Lynch	492,150,000	533,170,278	(4,753,768)
Japanese Yen	02/15/2023	Bank Of America Merrill Lynch	7,728,999,998	59,223,246	(220,829)
New Zealand Dollar	02/15/2023	Deutsche Bank	55,800,000	35,454,113	(22,363)
				$5,320,617,089	$(24,783,199)

Total					$16,211,109

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

				Local Currency	Local Currency			Unrealized
		Settlement		Amount	Amount Purchased	U.S. Dollar Market	U.S. Dollar Market	Appreciation/
Foreign Currency		Date	Counterparty	Purchased Sell	Sell	Value Buy	Value Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	1/18/2023	Bank Of America Merrill Lynch	122,510,000	1,260,946,579	131,314,496	(128,795,839)	$2,518,657
Euro	Polish Zloty	1/18/2023	Bank Of America Merrill Lynch	28,920,000	136,509,139	30,998,414	(31,142,056)	(143,642)
Euro	Swedish Krona	1/18/2023	Bank Of America Merrill Lynch	162,980,000	1,772,915,906	174,692,968	(170,071,895)	4,621,073
Norwegian Krone	Euro	1/18/2023	Bank Of America Merrill Lynch	2,513,334,679	240,050,000	256,717,498	(257,301,791)	(584,293)
Polish Zloty	Euro	1/18/2023	Bank Of America Merrill Lynch	325,402,490	68,810,000	74,234,611	(73,755,205)	479,406
Swedish Krona	Euro	1/18/2023	Bank Of America Merrill Lynch	1,864,617,024	170,060,000	178,868,579	(182,281,783)	(3,413,204)
				5,017,764,193	3,649,291,624	$846,826,566	$843,348,569	$3,477,997

Total								$3,477,997

See accompanying notes which are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.1%
	FIXED INCOME - 96.1%
242,764	iShares 1-5 Year Investment Grade Corporate Bond ETF	$12,094,502
289,165	PGIM Ultra Short Bond ETF(a)	14,198,002
174,223	Vanguard Short-Term Corporate Bond ETF	13,099,827
		39,392,331

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,786,515)	39,392,331

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 11.8%
	CALL OPTIONS PURCHASED - 5.4%
62	SPDR S&P 500 ETF Trust	FCS	01/20/2023	$430	$2,371,066	248
10	SPDR S&P 500 ETF Trust	FCS	01/20/2023	445	382,430	20
120	SPDR S&P 500 ETF Trust	FCS	03/17/2023	420	4,589,160	34,680
150	SPDR S&P 500 ETF Trust	FCS	03/17/2023	430	5,736,450	22,500
25	SPDR S&P 500 ETF Trust	FCS	03/17/2023	435	956,075	2,500
25	SPDR S&P 500 ETF Trust	FCS	03/17/2023	445	956,075	1,275
250	SPDR S&P 500 ETF Trust	FCS	06/16/2023	365	9,560,750	923,750
45	SPDR S&P 500 ETF Trust	FCS	06/16/2023	400	1,720,935	80,280
70	SPDR S&P 500 ETF Trust	FCS	06/16/2023	410	2,677,010	83,930
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	415	4,780,375	214,000
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	380	6,386,581	722,943
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	385	879,589	88,642
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,686,480)					2,174,768

	PUT OPTIONS PURCHASED - 6.4%
320	SPDR S&P 500 ETF Trust	FCS	03/17/2023	415	12,237,760	1,120,000
45	SPDR S&P 500 ETF Trust	FCS	06/16/2023	370	1,720,935	75,195
30	SPDR S&P 500 ETF Trust	FCS	06/16/2023	375	1,147,290	54,450
250	SPDR S&P 500 ETF Trust	FCS	06/16/2023	380	9,560,750	500,000
70	SPDR S&P 500 ETF Trust	FCS	06/16/2023	390	2,677,010	169,400
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	385	4,780,375	347,500
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	355	6,386,581	354,541
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	365	879,589	58,259
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,609,821)					2,679,345

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $6,296,301)					4,854,113

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Fair Value

TOTAL INVESTMENTS - 107.9% (Cost $48,082,816)	$44,246,444
CALL OPTIONS WRITTEN - (1.2)% (Proceeds - $2,116,331)	(499,641)
PUT OPTIONS WRITTEN - (7.7)% (Proceeds - $3,701,658)	(3,170,214)
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	421,736
NET ASSETS - 100.0%	$40,998,325

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (8.9)%
	CALL OPTIONS WRITTEN- (1.2)%
150	SPDR S&P 500 ETF Trust	FCS	01/20/2023	$500	$5,736,450	$150
100	SPDR S&P 500 ETF Trust	FCS	03/17/2023	470	3,824,300	1,300
95	SPDR S&P 500 ETF Trust	FCS	03/17/2023	475	3,633,085	1,045
125	SPDR S&P 500 ETF Trust	FCS	03/17/2023	480	4,780,375	1,125
30	SPDR S&P 500 ETF Trust	FCS	06/16/2023	405	1,147,290	45,900
20	SPDR S&P 500 ETF Trust	FCS	06/16/2023	445	764,860	5,640
125	SPDR S&P 500 ETF Trust	FCS	06/16/2023	450	4,780,375	32,625
190	SPDR S&P 500 ETF Trust	FCS	06/16/2023	455	7,266,170	35,340
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	460	4,780,375	55,375
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	435	6,386,581	286,572
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	440	879,589	34,569
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,116,331)					499,641

	PUT OPTIONS WRITTEN - (7.7)%
314	SPDR S&P 500 ETF Trust	FCS	03/17/2023	420	12,008,302	1,197,909
6	SPDR S&P 500 ETF Trust	FCS	03/17/2023	430	229,458	28,740
250	SPDR S&P 500 ETF Trust	FCS	06/16/2023	365	9,560,750	371,750
45	SPDR S&P 500 ETF Trust	FCS	06/16/2023	400	1,720,935	129,375
30	SPDR S&P 500 ETF Trust	FCS	06/16/2023	405	1,147,290	101,400
70	SPDR S&P 500 ETF Trust	FCS	06/16/2023	410	2,677,010	245,140
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	415	4,780,375	518,813
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	380	6,386,581	503,004
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	385	879,589	74,083
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $3,701,658)					3,170,214

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $5,817,989)					$3,669,855

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

FCS	- StoneX Group, Inc.

(a)	All or a portion of security segregated as collateral for options written.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2022

	Catalyst/Millburn		Catalyst
	Dynamic Commodity	Catalyst/Warrington	Systematic Alpha
	Strategy Fund	Strategic	Fund
	(Consolidated)	Program Fund	(Consolidated)
ASSETS:
Investments in Securities at Cost	$13,944,355	$110,930,285	$3,998,864

Securities at Value	$13,641,297	$110,749,562	$3,977,882
Cash	2,099,558	—	925,689
Cash segregated for disgorgement of advisory fees (see Note 11)	—	62,040	—
Deposits with Broker for futures and options (a)	553,561	45,298,478	—
Dividends and interest receivable	36,955	135,273	35,130
Receivable for Fund shares sold	4,659	625,980	—
Unrealized appreciation - on swap contracts	—	—	86,657
Due from Manager	—	—	2,261
Futures unrealized appreciation	373,024	—	—
Prepaid expenses and other assets	30,278	113,980	14,696
Total Assets	16,739,332	156,985,313	5,042,315

LIABILITIES:

Management fees payable	11,455	231,362	—
Accrued 12b-1 fees	4,762	23,468	1,176
Payable for disgorgement of advisory fees (see Note 11)	—	62,040	—
Payable to related parties	9,753	13,506	4,452
Payable for Fund shares redeemed	52,400	456,759	19
Trustee fee payable	3,230	3,209	3,382
Futures unrealized depreciation	74,725	—	—
Compliance officer fees payable	23	—	—
Accrued expenses and other liabilities	29,892	20,110	11,678
Total Liabilities	186,240	810,454	20,707

Net Assets	$16,553,092	$156,174,859	$5,021,608

NET ASSETS CONSIST OF:
Paid in capital	$19,655,415	$1,157,496,690	$5,190,356
Accumulated losses	(3,102,323)	(1,001,321,831)	(168,748)
Net Assets	$16,553,092	$156,174,859	$5,021,608

Class A
Net Assets	$2,648,588	$18,824,949	$238,443
Shares of beneficial interest outstanding (b)	267,247	2,149,693	23,121
Net asset value per share (Net assets/shares outstanding)	$9.91	$8.76	$10.31
Maximum offering price per share (c)	$10.51	$9.29	$10.94
Minimum redemption price per share (d)	$9.81	$8.67	$10.21

Class C
Net Assets	$1,289,336	$14,727,872	$134,962
Shares of beneficial interest outstanding (b)	136,060	1,793,202	13,664
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.48	$8.21	$9.88

Class I
Net Assets	$12,615,168	$122,622,038	$4,648,203
Shares of beneficial interest outstanding (b)	1,264,018	13,701,965	461,047
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.98	$8.95	$10.08

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2022

	Catalyst		Catalyst/Millburn
	Income and Multi	Catalyst	Hedge Strategy	Catalyst
	Strategy Fund	Nasdaq-100 Hedged	Fund	Buffered Shield
	(Consolidated)	Equity Fund	(Consolidated)	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$5,170,800	$14,214,342	$4,512,017,638	$48,082,816
Investments in Affiliated securities, at cost	620,137	—	—	—
Securities at Cost	$5,790,937	$14,214,342	$4,512,017,638	$48,082,816

Investments in Unaffiliated securities, at value	$4,597,539	$11,880,405	$4,742,179,590	$44,246,444
Investments in Affiliated securities, at value	577,565	—	—	—
Securities at Value	$5,175,104	$11,880,405	$4,742,179,590	$44,246,444
Cash	5,531	—	513,784,756	—
Cash Collateral Held at Custodian	—	—	43,790,000	—
Receivable for securities sold	—	—	—	1,524,594
Futures unrealized appreciation	36,675	13,856	209,937,332	—
Due from Manager	889	—	—	—
Deposits with Broker for futures and options (a)	453,880	891,247	44,653,108	141,092
Dividends and interest receivable	31,474	11,904	15,523,933	41,960
Receivable for Fund shares sold	—	—	12,980,403	43,185
Unrealized appreciation on forward currency exchange contracts	—	—	77,954,228	—
Prepaid expenses and other assets	15,846	14,200	275,454	29,016
Total Assets	5,719,399	12,811,612	5,661,078,804	46,026,291

LIABILITIES:
Options written, at value (premiums received $0, $827,363, $0, $5,817,989)	—	488,341	—	3,669,855
Management fees payable	—	678	8,048,934	24,091
Accrued 12b -1 fees	1,752	2,968	539,685	7,809
Futures unrealized depreciation	5,008	31,576	8,456,382	—
Payable upon return of securities loaned (Note 8)	—	368,591	—	—
Due to custodian	—	—	—	1,272,295
Payable for securities purchased	—	—	16,110,429	—
Payable for Fund shares redeemed	—	4,557	8,955,268	20,233
Unrealized depreciation on forward currency exchange contracts	—	—	58,265,123	—
Payable to related parties	3,271	4,855	237,113	6,665
Trustee fee payable	3,100	3,210	3,170	3,151
Compliance officer fees payable	—	65	—	142
Accrued expenses and other liabilities	22,511	9,288	269,569	23,725
Total Liabilities	35,642	914,129	100,885,673	5,027,966

Net Assets	5,683,757	$11,897,483	$5,560,193,131	$40,998,325

NET ASSETS CONSIST OF:
Paid in capital	$6,519,192	$15,155,043	$5,546,934,351	$58,012,285
Accumulated earnings (losses)	$(835,435)	(3,257,560)	13,258,780	(17,013,960)
Net Assets	$5,683,757	$11,897,483	$5,560,193,131	$40,998,325

Class A
Net Assets	$135,379	$654,581	$433,465,408	$13,380,474
Shares of beneficial interest outstanding (b)	10,425	75,828	12,085,678	1,636,692
Net asset value per share (Net assets/shares outstanding)	$12.99	$8.63	$35.87	$8.18
Maximum offering price per share (c)	$13.78	9.16	$38.06	$8.68
Minimum redemption price per share (d)	$12.86	$8.54	$35.51	$8.10

Class C
Net Assets	$601,153	$1,195,416	$373,349,590	$4,076,701
Shares of beneficial interest outstanding (b)	47,940	148,781	10,677,172	513,929
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$12.54	$8.03	$34.97	$7.93

Class C -1 (e)
Net Assets	—	—	$17,157,818	—
Shares of beneficial interest outstanding (b)	—	—	493,188	—
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	—	—	$34.79	—

Class I
Net Assets	$4,947,225	$10,047,486	$4,736,220,315	$23,541,150
Shares of beneficial interest outstanding (b)	379,614	1,149,634	131,193,649	2,859,322
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.03	$8.74	$36.10	$8.23

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2022

	Catalyst/Millburn		Catalyst
	Dynamic Commodity	Catalyst/Warrington	Systematic Alpha
	Strategy Fund	Strategic Program	Fund
	(Consolidated)	Fund	(Consolidated)
Investment Income:
Dividend income	$132,867	$—	$—
Interest income	115,336	1,286,003	78,155
Foreign tax withheld	(1,863)	—	—
Total Investment Income	246,340	1,286,003	78,155

Operating Expenses:
Investment management fees	179,687	1,240,515	41,021
12b-1 Fees:
Class A	3,443	24,779	322
Class C	8,719	75,983	667
Networking fees	10,892	66,548	4,162
Registration fees	21,191	26,863	10,935
Administration fees	17,908	31,463	14,449
Management services fees	2,308	15,745	613
Legal fees *	14,616	186,209	19,709
Audit fees	8,030	6,782	8,437
Transfer Agent fees	1,157	7,182	379
Trustees’ fees	7,060	7,055	7,216
Printing expense	3,290	3,967	4,770
Compliance officer fees	4,309	6,909	4,568
Custody fees	16,690	2,604	3,961
Insurance expense	83	1,552	75
Interest expense	—	—	67
Miscellaneous expense	1,295	1,311	1,507
Total Operating Expenses	300,678	1,705,467	122,858
Less: Fees waived/expenses reimbursed by Manager	(84,635)	(14,105)	(73,192)
Net Operating Expenses	216,043	1,691,362	49,666

Net Investment Income (Loss)	30,297	(405,359)	28,489

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(653,243)	—	(8,869)
Options purchased	—	(6,016,581)	—
Options written	—	8,642,565	—
Futures	(3,393,771)	—	—
Foreign currency transactions	(498)	—	—
Net Realized Gain (Loss)	(4,047,512)	2,625,984	(8,869)

Net change in unrealized appreciation (depreciation) on:
Investments	842,770	(180,723)	(20,982)
Options purchased	—	(107,500)	—
Options written	—	(32,250)	—
Futures	2,043,299	—	—
Swaps	—	—	320,351

Net change in unrealized appreciation (depreciation)	2,886,069	(320,473)	299,369

Net Realized and Unrealized Gain (Loss) on Investments	(1,161,443)	2,305,511	290,500

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,131,146)	$1,900,152	$318,989

*	Includes legal fees that are extraordinary expenses that are outside the expense limitation

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2022

	Catalyst		Catalyst/Millburn
	Income and Multi	Catalyst	Hedge Strategy	Catalyst
	Strategy Fund	Nasdaq-100 Hedged	Fund	Buffered Shield
	(Consolidated)	Equity Fund	(Consolidated)	Fund
Investment Income:
Dividend Income	$105,467	$50,957	$28,650,877	$786,440
Interest Income	17,322	17,852	30,456,373	4,437
Dividend income - affiliated securities	18,518	—	—	—
Securities Lending - net	—	4,961	—	—
Foreign tax withheld	—	(87)	—
Total Investment Income	141,307	73,683	59,107,250	790,877

Operating Expenses:
Investment management fees	49,071	86,464	42,810,206	346,551
12b-1 Fees:
Class A	155	1,027	485,921	21,836
Class C	3,076	6,521	1,781,316	21,768
Class C-1*	—	—	53,267	—
Legal fees	13,233	7,428	10,503	7,072
Registration fees	10,986	13,220	81,519	21,051
Administration fees	12,680	14,900	673,557	19,877
Audit fees	8,030	7,294	16,319	7,248
Trustees’ fees	6,903	7,055	7,059	7,055
Compliance officer fees	5,184	5,370	58,091	6,035
Management services fees	626	1,552	542,223	6,281
Printing expense	1,060	1,048	106,034	4,928
Networking fees	2,463	8,424	2,031,341	51,619
Custody fees	2,359	3,163	91,216	3,813
Transfer Agent fees	260	423	69,272	1,557
Insurance expense	98	233	41,663	1,677
Interest expense	30	1,138	257,232	14,192
Miscellaneous expense	1,314	7,509	5,389	1,631
Total Operating Expenses	117,528	172,769	49,122,128	544,191
Less: Fees waived/expenses reimbursed by Manager	(58,438)	(61,120)	—	(145,352)
Net Operating Expenses	59,090	111,649	49,122,128	398,839

Net Investment Income (Loss)	82,217	(37,966)	9,985,122	392,038

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(125,616)	(475,332)	37,786,160	(3,874,220)
Affiliated Investments	(180)	—	—	—
Long Term Capital Gains from underlying investment companies	18	—	1,628,032	1,967
Options purchased	—	(2,087,676)	—	(2,101,525)
Options written	—	1,512,095	—	712,505
Futures	130,324	201,255	31,725,347	—
Foreign currency transactions	(3,923)	—	(40,557,842)	—
Net Realized Gain (Loss)	623	(849,658)	30,581,697	(5,261,273)

Net change in unrealized appreciation (depreciation) on:
Investments	(127,601)	66,657	43,919,008	1,455,891
Affiliated Investments	(17,741)	—	—	—
Options purchased	—	(451,829)	—	(1,584,454)
Options written	—	321,202	—	3,898,875
Futures	(45,391)	(55,987)	85,511,321	—
Foreign currency translations	2,867	—	22,702,027	—

Net change in unrealized appreciation (depreciation)	(187,866)	(119,957)	152,132,356	3,770,312

Net Realized and Unrealized Gain (Loss) on Investments	(187,243)	(969,615)	182,714,053	(1,490,961)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(105,026)	$(1,007,581)	$192,699,175	$(1,098,923)

*	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst/Millburn Dynamic Commodity Strategy Fund		Catalyst/Warrington Strategic Program Fund
	(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss).	$30,297	$(124,641)	$(405,359)	$(2,396,290)
Net realized gain (loss) on investments	(4,047,512)	5,088,620	2,625,984	12,616,624
Net change in unrealized appreciation (depreciation) on investments	2,886,069	(3,063,783)	(320,473)	(1,397,841)
Net increase (decrease) in net assets resulting from operations	(1,131,146)	1,900,196	1,900,152	8,822,493

Distributions to Shareholders from:
Total Distributions
Class A	(514,801)	—	(162,105)	—
Class C	(250,746)	—	(357)	—
Class I	(2,610,544)	—	(1,272,740)	—
Total distributions to shareholders	(3,376,091)	—	(1,435,202)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	763,726	1,712,685	2,776,583	4,865,867
Class C	89,207	987,724	1,308,249	674,700
Class I	5,197,502	21,786,614	58,697,365	60,664,956
Reinvestment of distributions
Class A	494,151	—	151,666	—
Class C	228,971	—	332	—
Class I	2,181,052	—	1,201,778	—
Cost of shares redeemed
Class A	(616,255)	(3,038,122)	(3,400,516)	(4,753,300)
Class C	(587,793)	(816,859)	(2,294,739)	(6,625,308)
Class I	(11,193,340)	(10,702,082)	(27,389,471)	(37,897,512)
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,442,779)	9,929,960	31,051,247	16,929,403

Total Increase (Decrease) in Net Assets	(7,950,016)	11,830,156	31,516,197	25,751,896

Net Assets:
Beginning of year/period	24,503,108	12,672,952	124,658,662	98,906,766
End of year/period	$16,553,092	$24,503,108	$156,174,859	$124,658,662

Share Activity:
Class A
Shares Sold	60,716	129,976	318,277	581,840
Shares Reinvested	48,637	—	17,413	—
Shares Redeemed	(52,575)	(275,603)	(388,597)	(572,731)
Net increase (decrease) in shares of Beneficial interest	56,778	(145,627)	(52,907)	9,109

Class C
Shares Sold	7,070	77,137	160,364	84,028
Shares Reinvested	23,556	—	41	—
Shares Redeemed	(51,295)	(84,454)	(281,580)	(862,160)
Net decrease in shares of Beneficial interest	(20,669)	(7,317)	(121,175)	(778,132)

Class I
Shares Sold	421,503	1,623,425	6,558,951	7,030,401
Shares Reinvested	213,202	—	135,031	—
Shares Redeemed	(919,251)	(881,501)	(3,064,291)	(4,418,077)
Net increase (decrease) in shares of Beneficial interest	(284,546)	741,924	3,629,691	2,612,324

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Systematic Alpha Fund
	(Consolidated)
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Operations:
Net investment income (loss)	$28,489	$(68,478)
Net realized gain on investments	(8,869)	228,871
Net change in unrealized appreciation (depreciation) on investments	299,369	(568,163)
Net increase (decrease) in net assets resulting from operations	318,989	(407,770)

Distributions to Shareholders from:
Distributions
Class A	(9,324)	(12,767)
Class C	(5,204)	(7,561)
Class I	(230,561)	(242,823)
Total distributions to shareholders	(245,089)	(263,151)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	30,072	542,656
Class C	6,050	24,445
Class I	552,318	5,432,398
Reinvestment of distributions
Class A	9,289	11,705
Class C	5,204	7,561
Class I	78,376	106,452
Cost of shares redeemed
Class A	(130,543)	(356,839)
Class C	(12,604)	(74,971)
Class I	(2,091,705)	(1,374,479)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,553,543)	4,318,928

Total Increase (Decrease) in Net Assets	(1,479,643)	3,648,007

Net Assets:
Beginning of year/period	6,501,251	2,853,244
End of year/period	$5,021,608	$6,501,251

Share Activity:
Class A
Shares Sold	2,818	48,707
Shares Reinvested	872	1,049
Shares Redeemed	(12,822)	(32,595)
Net increase (decrease) in shares of Beneficial interest	(9,132)	17,161

Class C
Shares Sold	622	2,185
Shares Reinvested	510	705
Shares Redeemed	(1,289)	(6,740)
Net decrease in shares of Beneficial interest	(157)	(3,850)

Class I
Shares Sold	54,478	499,672
Shares Reinvested	7,529	9,740
Shares Redeemed	(213,580)	(131,665)
Net increase (decrease ) in shares of Beneficial interest	(151,573)	377,747

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Income and Multi Strategy Fund		Catalyst Nasdaq-100 Hedged Equity Fund
	(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$82,217	$1,623	$(37,966)	$(151,360)
Net realized gain (loss) on investments	623	234,675	(849,658)	565,284
Net change in unrealized depreciation on investments	(187,866)	(644,360)	(119,957)	(3,557,968)
Net decrease in net assets resulting from operations	(105,026)	(408,062)	(1,007,581)	(3,144,044)

Distributions to Shareholders from:
Total Distributions
Class A	(6,455)	(1,924)	(17,277)	(5,533)
Class C	(28,893)	(7,156)	(33,526)	(6,244)
Class I	(241,550)	(192,608)	(267,168)	(37,451)

Total distributions to shareholders	(276,898)	(201,688)	(317,971)	(49,228)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	75,426	215,596	8,942	247,058
Class C	89,847	409,000	130,070	18,866
Class I	1,010,179	1,364,279	1,133,813	6,794,770
Reinvestment of distributions
Class A	6,455	1,924	11,161	4,637
Class C	28,893	7,156	31,135	5,903
Class I	142,867	116,004	229,564	31,106
Cost of shares redeemed
Class A	(31,524)	(162,428)	(166,933)	(702,853)
Class C	(13,000)	(25,072)	(61,993)	(443,638)
Class I	(474,356)	(579,857)	(2,434,010)	(3,034,787)
Net increase (decrease) in net assets from share transactions of beneficial interest	834,787	1,346,602	(1,118,251)	2,921,062

Total Increase (Decrease) in Net Assets	452,863	736,852	(2,443,803)	(272,210)

Net Assets:
Beginning of year/period	5,230,894	4,494,042	14,341,286	14,613,496
End of year/period	$5,683,757	$5,230,894	$11,897,483	$14,341,286

Share Activity:
Class A
Shares Sold	5,312	14,814	912	20,382
Shares Reinvested	494	132	1,225	370
Shares Redeemed	(2,215)	(11,296)	(17,186)	(59,460)
Net increase (decrease) in shares of Beneficial interest	3,591	3,650	(15,049)	(38,708)

Class C
Shares Sold	6,474	29,099	13,904	1,611
Shares Reinvested	2,289	507	3,671	501
Shares Redeemed	(961)	(1,806)	(6,985)	(39,465)
Net increase (decrease) in shares of Beneficial interest	7,802	27,800	10,590	(37,353)

Class I
Shares Sold	71,394	90,997	116,987	573,454
Shares Reinvested	10,884	7,986	24,899	2,457
Shares Redeemed	(34,012)	(39,266)	(251,842)	(257,408)
Net increase (decrease) in shares of Beneficial interest	48,266	59,717	(109,956)	318,503

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$9,985,122	$(35,613,351)	$392,038	$(40,918)
Net realized gain (loss) on investments	30,581,697	268,806,553	(5,261,273)	49,769
Net change in unrealized appreciation (depreciation) on investments	152,132,356	(169,338,176)	3,770,312	(11,063,386)
Net increase (decrease) in net assets resulting from operations	192,699,175	63,855,026	(1,098,923)	(11,054,535)

Distributions to Shareholders from:
Total Distributions
Class A	(30,221,295)	—	(92,323)	(3,975,970)
Class C	(24,526,606)	—	(471)	(766,843)
Class C-1 (a,b)	(1,131,986)	—	—	—
Class I	(340,694,554)	—	(256,583)	(9,713,609)

Total distributions to shareholders	(396,574,441)	—	(349,377)	(14,456,422)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	126,149,692	115,390,084	915,091	7,724,513
Class C	58,398,728	60,322,104	73,000	779,041
Class C-1 (a,b)	12,848,481	4,535,047	—	—
Class I	2,008,583,536	1,518,465,922	3,361,484	37,478,629
Reinvestment of distributions
Class A	25,155,532	—	90,178	3,779,162
Class C	23,635,280	—	467	761,523
Class C-1 (a,b)	3,171	—	—	—
Class I	254,015,634	—	238,703	9,212,885
Cost of shares redeemed
Class A	(39,126,694)	(90,382,303)	(7,703,881)	(7,521,441)
Class C	(32,888,546)	(63,450,098)	(218,584)	(519,011)
Class C-1 (a,b)	(182,352)	(82,162)	—	—
Class I	(682,699,543)	(617,849,080)	(29,569,358)	(39,821,292)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,753,892,919	926,949,514	(32,812,900)	11,874,009

Total Increase (Decrease) in Net Assets	1,550,017,653	990,804,540	(34,261,200)	(13,636,948)

Net Assets:
Beginning of year/period	4,010,175,478	3,019,370,938	75,259,525	88,896,473
End of year/period	$5,560,193,131	$4,010,175,478	$40,998,325	$75,259,525

Share Activity:
Class A
Shares Sold	3,341,556	3,149,156	109,009	750,966
Shares Reinvested	724,734	—	10,748	381,734
Shares Redeemed	(1,050,702)	(2,531,842)	(922,892)	(801,973)
Net increase (decrease) in shares of Beneficial interest	3,015,588	617,314	(803,135)	330,727

Class C
Shares Sold	1,577,523	1,689,068	8,840	76,858
Shares Reinvested	698,030	—	57	79,160
Shares Redeemed	(905,039)	(1,786,832)	(27,190)	(52,518)
Net increase (decrease) in shares of Beneficial interest	1,370,514	(97,764)	(18,293)	103,500

Class C-1 (a)
Shares Sold	348,880	126,788	—	—
Shares Reinvested	94	—	—	—
Shares Redeemed	(5,046)	(2,330)	—	—
Net increase in shares of Beneficial interest	343,928	124,458	—	—

Class I
Shares Sold	52,591,126	41,140,058	393,703	3,527,081
Shares Reinvested	7,270,052	—	28,249	923,135
Shares Redeemed	(18,177,720)	(16,939,119)	(3,465,530)	(3,890,811)
Net increase (decrease) in shares of Beneficial interest	41,683,458	24,200,939	(3,043,578)	559,405

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$12.76		$9.56	$10.89	$10.95		$10.75	$10.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		(0.11)	(0.20)	(0.09)		(0.05)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.66)		3.31	(1.13)	0.03		0.29	0.08
Total from investment operations	(0.64)		3.20	(1.33)	(0.06)		0.24	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(2.15)		—	—	—		(0.04)	(0.16)
From net realized gains on investments	(0.06)		—	—	—		—	—
Total distributions	(2.21)		—	—	—		(0.04)	(0.16)

Net asset value, end of year/period	$9.91		$12.76	$9.56	$10.89		$10.95	$10.75

Total return (B)	(5.42	)% (F)	33.47%	(12.21)%	(0.55	)% (C)	2.20%	(0.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,649		$2,685	$3,404	$5,319		$10,932	$24,855
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.06	% (G)	3.33%	2.72%	2.47%		2.40%	2.33%
Expenses, net waiver and reimbursement (D)	2.24	% (G)	2.24%	2.27%	2.27%		2.26%	2.24%
Net investment loss, before waiver and reimbursement (D,E)	(0.51	)% (G)	(2.12)%	(2.41)%	(1.03)%		(0.55)%	(1.26)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.31	% (G)	(1.04)%	(1.96)%	(0.83)%		(0.41)%	(1.17)%
Portfolio turnover rate	37	% (F)	123%	145%	0%		0%	0%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$12.26		$9.26	$10.62	$10.76		$10.61	$10.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.19)	(0.27)	(0.18)		(0.12)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.61)		3.19	(1.09)	0.04		0.27	0.07
Total from investment operations	(0.65)		3.00	(1.36)	(0.14)		0.15	(0.14)

LESS DISTRIBUTIONS:
From net investment income	(2.07)		—	—	—		—	(0.11)
From net realized gains on investments	(0.06)		—	—	—		—	—
Total distributions	(2.13)		—	—	—		—	(0.11)

Net asset value, end of year/period	$9.48		$12.26	$9.26	$10.62		$10.76	$10.61

Total return (B)	(5.73	)% (F)	32.40%	(12.81)%	(1.30	)% (C)	1.41%	(1.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,289		$1,921	$1,519	$6,860		$7,322	$10,487
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.81	% (G)	4.08%	3.47%	3.22%		3.15%	3.08%
Expenses, net waiver and reimbursement (D)	2.99	% (G)	2.99%	3.02%	3.02%		3.01%	2.99%
Net investment loss, before waiver and reimbursement (D,E)	(1.44	)% (G)	(2.82)%	(3.15)%	(1.83)%		(1.30)%	(2.00)%
Net investment loss, net waiver and reimbursement (D,E)	(0.62	)% (G)	(1.73)%	(2.70)%	(1.63)%		(1.16)%	(1.91)%
Portfolio turnover rate	37	% (F)	123%	145%	0%		0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$12.85		$9.61	$10.91	$10.94		$10.79	$11.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		(0.08)	(0.18)	(0.07)		(0.02)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.65)		3.32	(1.12)	0.04		0.28	0.08
Total from investment operations	(0.63)		3.24	(1.30)	(0.03)		0.26	(0.02)

LESS DISTRIBUTIONS:
From net investment income	(2.18)		—	—	—		(0.11)	(0.19)
From net realized gains on investments	(0.06)		—	—	—		—	—
Total distributions	(2.24)		—	—	—		(0.11)	(0.19)

Net asset value, end of year/period	$9.98		$12.85	$9.61	$10.91		$10.94	$10.79

Total return (B)	(5.30	)% (F)	33.71%	(11.92)%	(0.27	)% (C)	2.40%	(0.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,615		$19,897	$7,750	$30,369		$31,882	$51,708
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.81	% (G)	3.08%	2.47%	2.22%		2.15%	2.08%
Expenses, net waiver and reimbursement (D)	1.99	% (G)	1.99%	2.02%	2.02%		2.01%	1.99%
Net investment loss, before waiver and reimbursement (D,E)	(0.43	)% (G)	(1.76)%	(2.17)%	(0.83)%		(0.30)%	(0.99)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.39	% (G)	(0.67)%	(1.72)%	(0.63)%		(0.16)%	(0.90)%
Portfolio turnover rate	37	% (F)	123%	145%	0%		0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.72		$8.02		$7.61		$7.86		$8.07		$8.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.20)		(0.15)		(0.10)		(0.09)		(0.11)
Net realized and unrealized gain (loss) on investments	0.14		0.90		0.56		(0.15)		(0.12)		(0.43)
Total from investment operations	0.11		0.70		0.41		(0.25)		(0.21)		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		—		—		—		—		—
Total distributions	(0.07)		—		—		—		—		—

Net asset value, end of year/period	$8.76		$8.72		$8.02		$7.61		$7.86		$8.07

Total return (B)	1.31%		8.73	% (C)	5.39	% (C)	(3.18	)% (C)	(2.60	)% (C)	(6.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$18,825		$19,212		$17,587		$29,378		$82,099		$165,433
Ratios to average net assets (including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (D)	2.49	% (J)	2.49%		2.43%		2.59%		2.33%		2.26%
Expenses, net waiver and reimbursement (D)	2.47	% (J)	2.45%		2.02	% (H)	2.59%		2.33%		2.26%
Net investment loss, before waiver and reimbursement (D,G)	(0.72	)% (J)	(2.42)%		(2.40)%		(1.30)%		(1.15)%		(1.28)%
Net investment loss, net waiver and reimbursement (D,G)	(0.70	)% (J)	(2.38)%		(1.98	)% (H)	(1.30)%		(1.15)%		(1.28)%
Portfolio turnover rate	0	% (I)	0%		0%		0%		0%		0%

	Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.14		$7.54		$7.21		$7.51		$7.76		$8.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)		(0.24)		(0.20)		(0.15)		(0.14)		(0.16)
Net realized and unrealized gain (loss) on investments	0.13		0.84		0.53		(0.15)		(0.11)		(0.43)
Total from investment operations	0.07		0.60		0.33		(0.30)		(0.25)		(0.59)

Net asset value, end of year/period	$8.21		$8.14		$7.54		$7.21		$7.51		$7.76

Total return (B)	0.86	% (I)	7.96	% (C)	4.58	% (C)	(3.99	)% (C)	(3.22	)% (C)	(7.07)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$14,728		$15,588		$20,305		$30,499		$65,411		$106,913
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (D)	3.24	% (J)	3.24%		3.19%		3.36%		3.08%		3.02%
Expenses, net waiver and reimbursement (D)	3.22	% (J)	3.20%		2.77	% (H)	3.36%		3.08%		3.02%
Net investment loss, before waiver and reimbursement (D,G)	(1.48	)% (J)	(3.16)%		(3.16)%		(2.13)%		(1.89)%		(2.04)%
Net investment loss, net waiver and reimbursement (D,G)	(1.46	)% (J)	(3.12)%		(2.74	)% (H)	(2.13)%		(1.89)%		(2.04)%
Portfolio turnover rate	0	% (I)	0%		0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio to average net assets (excluding dividend and interest expense).

Expenses, before waiver and reimbursement (D)	2.49	% (J)	2.49%	2.43%		2.59%	2.27%	2.24%
Expenses, net waiver and reimbursement (D)	2.47	% (J)	2.45%	2.02	% (H)	2.59%	2.27%	2.24%

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	3.24	% (J)	3.24%	3.19.	%	3.36%	3.02%	3.00%
Expenses, net waiver and reimbursement (D)	3.22	% (J)	3.20%	2.77	% (H)	3.36%	3.02%	3.00%

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Manager has voluntarily waived a portion of expenses. This waiver will not be recaptured by the manager.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.92		$8.18		$7.74		$7.98		$8.17		$8.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.18)		(0.13)		(0.08)		(0.07)		(0.09)
Net realized and unrealized gain (loss) on investments	0.14		0.92		0.57		(0.16)		(0.12)		(0.44)
Total from investment operations	0.12		0.74		0.44		(0.24)		(0.19)		(0.53)

Net asset value, end of year/period	$8.95		$8.92		$8.18		$7.74		$7.98		$8.17

Total return (B)	1.40	% (H)	9.05	% (C)	5.68	% (C)	(3.01	)% (C)	(2.33	)% (C)	(6.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$122,622		$89,859		$61,014		$84,334		$282,645		$542,712
Ratios to average net assets(including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (D)	2.26	% (I)	2.24%		2.16%		2.31%		2.08%		2.02%
Expenses, net waiver and reimbursement (D)	2.24	% (I)	2.20%		1.75	% (G)	2.31%		2.08%		2.02%
Net investment loss, before waiver and reimbursement (D,F)	(0.44	)% (I)	(2.17)%		(2.13)%		(1.00)%		(0.91)%		(1.03)%
Net investment loss, net waiver and reimbursement (D,F)	(0.42	)% (I)	(2.13)%		(1.71	)% (G)	(1.00)%		(0.91)%		(1.03)%
Portfolio turnover rate	0	% (H)	0%		0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.26	% (I)	2.24%	2.16%		2.31%	2.02%	2.00%
Expenses, net waiver and reimbursement (D)	2.24	% (I)	2.20%	1.75	% (G)	2.31%	2.02%	2.00%

(F)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Manager has voluntarily waived a portion of expenses. This waiver will not be recaptured by the manager.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$10.06		$10.86	$9.56	$9.18	$8.93		$9.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		(0.17)	0.04	0.17	0.15		0.02
Net realized and unrealized gain (loss) on investments	0.67		(0.05)	3.16	0.35	0.10	(B)	(0.54)
Total from investment operations	0.71		(0.22)	3.20	0.52	0.25		(0.52)

LESS DISTRIBUTIONS:
From net investment income	(0.46)		(0.58)	(1.90)	(0.14)	(0.00	) (C)	—
From net realized gains on investments	—		—	—	—	—		—
Total distributions	(0.46)		(0.58)	(1.90)	(0.14)	(0.00)		—

Net asset value, end of year/period	$10.31		$10.06	$10.86	$9.56	$9.18		$8.93

Total return (D,E)	6.95	% (J)	(2.53)%	37.12%	5.58%	2.82%		(5.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$238		$324	$164	$216	$140		$2,157
Ratios to average net assets(including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (H)	4.43	% (K)	4.63%	5.77%	5.25%	5.10%		4.24%
Expenses, net waiver and reimbursement (H)	2.02	% (K)	2.06%	2.03%	2.04%	2.02%		1.86%
Net investment loss, before waiver and reimbursement (H,I)	(1.85	)% (K)	(4.14)%	(3.44)%	(1.47)%	(1.24)%		(2.12)%
Net investment income (loss), net waiver and reimbursement (H,I)	0.80	% (K)	(1.53)%	0.35%	1.74%	1.67%		0.25%
Portfolio turnover rate	83	% (J)	1335%	121%	75%	120%		116%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$9.63		$10.41	$9.23	$8.85	$8.72		$9.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		(0.25)	(0.04)	0.08	0.07		(0.06)
Net realized and unrealized gain (loss) on investments	0.64		(0.05)	3.04	0.35	0.09	(B)	(0.52)
Total from investment operations	0.65		(0.30)	3.00	0.43	0.16		(0.58)

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.48)	(1.82)	(0.05)	(0.03)		—
From net realized gains on investments	—		—	—	—	—		—
Total distributions	(0.40)		(0.48)	(1.82)	(0.05)	(0.03)		—

Net asset value, end of year/period	$9.88		$9.63	$10.41	$9.23	$8.85		$8.72

Total return (D,E)	6.57	% (J)	(3.32)%	35.99%	4.84%	1.94%		(6.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$135		$133	$184	$188	$269		$269
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	5.19	% (K)	5.38%	6.53%	6.00%	5.85%		4.82%
Expenses, net waiver and reimbursement (H)	2.77	% (K)	2.81%	2.78%	2.79%	2.77%		2.31%
Net investment loss, before waiver and reimbursement (H,I)	(2.59	)% (K)	(5.13)%	(4.16)%	(2.32)%	(2.36)%		(3.21)%
Net investment income (loss), net waiver and reimbursement (H,I)	0.10	% (K)	(2.35)%	(0.39)%	0.89%	0.81%		(0.70)%
Portfolio turnover rate	83	% (J)	1335%	121%	75%	120%		116%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended June 30, 2022 and June 30, 2019 , primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Represents less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (H)	4.43	% (K)	4.59%	5.76%	5.23%	5.10%	4.24%
Expenses, net waiver and reimbursement (H)	2.02	% (K)	2.02%	2.02%	2.02%	2.02%	1.86%

(G)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (H)	5.19	% (K)	5.34%	6.52%	5.98%	5.85%	4.82%
Expenses, net waiver and reimbursement (H)	2.77	% (K)	2.77%	2.77%	2.77%	2.77%	2.31%

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
(Unaudited)
Net asset value, beginning of year/period	$9.87	$10.67	$9.43	$9.05	$8.91	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05	(0.14)	0.06	0.19	0.15	0.03
Net realized and unrealized gain (loss) on investments	0.66	(0.06)	3.12	0.35	0.10	(B)	(0.52)
Total from investment operations	0.71	(0.20)	3.18	0.54	0.25	(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.50)	(0.60)	(1.94)	(0.16)	(0.11)	—
From net realized gains on investments	—	—	—	—	—	—
Total distributions	(0.50)	(0.60)	(1.94)	(0.16)	(0.11)	—

Net asset value, end of year/period	$10.08	$9.87	$10.67	$9.43	$9.05	$8.91

Total return (C,D)	7.05	% (H)	(2.42)%	37.47%	5.88%	2.97%	(5.21)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,648	$6,044	$2,505	$2,519	$2,206	$2,837
Ratios to average net assets(including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (F)	4.44	% (I)	4.38%	5.52%	5.00%	4.85%	3.81%
Expenses, net waiver and reimbursement (F)	1.77	% (I)	1.81%	1.78%	1.79%	1.77%	1.36%
Net investment loss, before waiver and reimbursement (F,G)	(1.59	)% (I)	(3.84)%	(3.10)%	(1.22)%	(1.29)%	(2.17)%
Net investment income (loss), net waiver and reimbursement (F,G)	1.07	% (I)	(1.27)%	0.63%	1.99%	1.79%	0.29%
Portfolio turnover rate	83	% (H)	1335%	121%	75%	120%	116%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended June 30, 2022 and June 30, 2019, primarily due to timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	4.18	% (I)	4.34%	5.51%	4.98%	4.85%	3.81%
Expenses, net waiver and reimbursement (F)	1.77	% (I)	1.77%	1.77%	1.77%	1.77%	1.36%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Income and Multi-Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$13.84		$15.63	$13.64	$14.85	$14.62	$14.79

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.20		(0.00)	(0.10)	0.04	(0.04)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.40)		(1.16)	2.33	(0.73)	0.27	0.00	(C,F)
Total from investment operations	(0.20)		(1.16)	2.23	(0.69)	0.23	(0.17)

LESS DISTRIBUTIONS:
From net investment income	(0.65)		(0.63)	(0.24)	(0.43)	—	—
From return of capital	—		—	—	(0.09)	—	—
Total distributions	(0.65)		(0.63)	(0.24)	(0.52)	—	—

Net asset value, end of year/period	$12.99		$13.84	$15.63	$13.64	$14.85	$14.62

Total return (B)	(1.48	)% (I)	(7.59)%	16.46%	(4.76)%	1.57%	(1.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$135		$95	$50	$54	$148	$253
Ratios to average net assets (including interest expense) (D)
Expenses, before waiver and reimbursement (G)	4.31	% (J)	4.69%	5.50%	5.10%	4.32%	3.22%
Expenses, net waiver and reimbursement (G)	2.24	% (J)	2.27%	2.28%	2.29%	2.26%	2.24%
Net investment loss, before waiver and reimbursement (G,H)	0.83	% (J)	(2.45)%	(3.93)%	(2.50)%	(2.27)%	(2.13)%
Net investment income (loss) net waiver and reimbursement (G,H)	2.91	% (J)	(0.01)%	(0.71)%	0.26%	(0.22)%	(1.15)%
Portfolio turnover rate	19	% (I)	50%	43%	157%	0%	0%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$13.42		$15.19	$13.26	$14.44	$14.33	$14.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	0.14		(0.09)	(0.21)	(0.06)	(0.14)	(0.27)
Net realized and unrealized gain (loss) on investments	(0.39)		(1.13)	2.27	(0.70)	0.25	(0.01	) (C)
Total from investment operations	(0.25)		(1.22)	2.06	(0.76)	0.11	(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.63)		(0.55)	(0.13)	(0.33)	—	—
From return of capital	—		—	—	(0.09)	—	—
Total distributions	(0.63)		(0.55)	(0.13)	(0.42)	—	—

Net asset value, end of year/period	$12.54		$13.42	$15.19	$13.26	$14.44	$14.33

Total return (B)	(1.88	)% (I)	(8.23)%	15.59%	(5.41)%	0.77%	(1.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$601		$539	$187	$104	$166	$308
Ratios to average net assets (including interest expense) (E)
Expenses, before waiver and reimbursement (G)	5.07	% (J)	5.44%	6.14%	5.85%	5.07%	4.06%
Expenses, net waiver and reimbursement (G)	2.99	% (J)	3.02%	3.03%	3.04%	3.01%	2.99%
Net investment loss, before waiver and reimbursement (G,H)	(0.09	)% (J)	(3.07)%	(4.50)%	(3.31)%	(3.00)%	(2.94)%
Net investment loss net waiver and reimbursement (G,H)	1.99	% (J)	(0.65)%	(1.43)%	(0.46)%	(0.97)%	(1.86)%
Portfolio turnover rate	19	% (I)	50%	43%	157%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ended June 30, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (G)	4.32	% (J)	4.67%	5.49%	5.08%	4.32%	3.22%
Expenses, net waiver and reimbursement (G)	2.24	% (J)	2.25%	2.27%	2.27%	2.26%	2.24%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (G)	5.07	% (J)	5.42%	6.13%	5.83%	5.07%	4.06%
Expenses, net waiver and reimbursement (G)	2.99	% (J)	3.00%	3.02%	3.02%	3.01%	2.99%

(F)	Amount is less than $0.005.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Income and Multi-Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$13.88		$15.67	$13.68	$14.91	$14.64	$14.79

INCOME FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.22		0.01	(0.07)	0.09	0.01	(0.13)
Net realized and unrealized gain (loss) on investments	(0.42)		(1.12)	2.33	(0.73)	0.26	(0.02	) (C)
Total from investment operations	(0.20)		(1.11)	2.26	(0.64)	0.27	(0.15)

LESS DISTRIBUTIONS:
From net investment income	(0.65)		(0.68)	(0.27)	(0.50)	—	—
From return of capital	—		—	—	(0.09)	—	—
Total distributions	(0.65)		(0.68)	(0.27)	(0.59)	—	—

Net asset value, end of year/period	$13.03		$13.88	$15.67	$13.68	$14.91	$14.64

Total return (B)	(1.43	)%(G)	(7.27)%	16.68%	(4.41)%	1.84%	(1.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,947		$4,598	$4,257	$2,930	$4,098	$5,335
Ratios to average net assets (including interest expense) (D)
Expenses, before waiver and reimbursement (E)	4.07	%(H)	4.52%	5.15%	4.85%	4.07%	2.99%
Expenses, net waiver and reimbursement (E)	1.99	%(H)	2.02%	2.03%	2.04%	2.01%	1.99%
Net investment loss, before waiver and reimbursement (E,F)	0.97	%(H)	(2.40)%	(3.55)%	(2.19)%	(2.01)%	(1.89)%
Net investment income (loss) net waiver and reimbursement (E,F)	3.05	%(H)	0.08%	(0.44)%	0.62%	0.05%	(0.89)%
Portfolio turnover rate	19	%(G)	50%	43%	157%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized (loss) in the Statement of Operations for the year ended June 30, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	4.07	% (H)	4.50%	5.14%	4.83%	4.07%	2.99%
Expenses, net waiver and reimbursement (E)	1.99	% (H)	2.00%	2.02%	2.02%	2.01%	1.99%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
(Unaudited)
Net asset value, beginning of year/period	$9.60	$11.75	$10.12	$10.74	$10.11	$9.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)	(0.14)	(0.09)	0.07	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.71)	(1.97)	1.77	(0.10)	0.58	0.52
Total from investment operations	(0.74)	(2.11)	1.68	(0.03)	0.66	0.56

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.12)	(0.03)	(0.00	) (B)
From net realized gains on investments	(0.23)	(0.04)	(0.01)	(0.47)	—	—
From return of capital	—	—	(0.04)	—	—	—
Total distributions	(0.23)	(0.04)	(0.05)	(0.59)	(0.03)	(0.00)

Net asset value, end of year/period	$8.63	$9.60	$11.75	$10.12	$10.74	$10.11

Total return (C)	(7.82	)% (H)	(18.03)%	16.68%	(0.63)%	6.54%	5.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$655	$873	$1,522	$1,815	$2,417	$2,503
Ratios to average net assets (including dividend and interest expense) (D)
Expenses, before waiver and reimbursement (F)	2.64	% (I)	2.55%	2.76%	2.68%	2.60%	2.69%
Expenses, net waiver and reimbursement (F)	1.76	% (I)	1.74%	1.72%	1.63%	1.60%	1.51%
Net investment loss, before waiver and reimbursement (F,G)	(1.57	)% (I)	(1.96)%	(1.87)%	(0.38)%	(0.21)%	(0.80)%
Net investment income (loss), net waiver and reimbursement (F,G)	(0.69	)% (I)	(1.15)%	(0.83)%	0.67%	0.79%	0.38%
Portfolio turnover rate	36	% (H)	51%	205%	145%	112%	177%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
(Unaudited)
Net asset value, beginning of year/period	$8.99	$11.08	$9.62	$10.25	$9.71	$9.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)	(0.21)	(0.17)	(0.01)	0.00	(B)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.67)	(1.84)	1.68	(0.10)	0.55	0.51
Total from investment operations	(0.73)	(2.05)	1.51	(0.11)	0.55	0.48

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.05)	(0.01)	(0.01)
From net realized gains on investments	(0.23)	(0.04)	(0.01)	(0.47)	—	—
From return of capital	—	—	(0.04)	—	—	—
Total distributions	(0.23)	(0.04)	(0.05)	(0.52)	(0.01)	(0.01)

Net asset value, end of year/period	$8.03	$8.99	$11.08	$9.62	$10.25	$9.71

Total return (C)	(8.25	)% (H,J)	(18.58)%	15.78%	(1.36)%	5.64%	5.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,195	$1,242	$1,945	$1,321	$1,179	$1,138
Ratios to average net assets(including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (F)	3.39	% (I)	3.30%	3.51%	3.43%	3.35%	3.47%
Expenses, net waiver and reimbursement (F)	2.51	% (I)	2.49%	2.47%	2.38%	2.35%	2.26%
Net investment loss, before waiver and reimbursement (F,G)	(2.31	)% (I)	(2.71)%	(2.68)%	(1.17)%	(0.97)%	(1.56)%
Net investment income (loss), net waiver and reimbursement (F,G)	(1.43	)% (I)	(1.89)%	(1.64)%	(0.12)%	0.03%	(0.35)%
Portfolio turnover rate	36	% (H)	51%	205%	145%	112%	177%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.62	% (I)	2.55%	2.74%	2.58%	2.52%	2.68%
Expenses, net waiver and reimbursement (F)	1.74	% (I)	1.74%	1.70%	1.53%	1.52%	1.50%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.37	% (I)	3.30%	3.49%	3.33%	3.27%	3.46%
Expenses, net waiver and reimbursement (F)	2.49	% (I)	2.49%	2.45%	2.28%	2.27%	2.25%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

(J)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$9.71		$11.84	$10.20	$10.81	$10.18	$9.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.11)	(0.08)	0.09	0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.71)		(1.98)	1.79	(0.09)	0.57	0.53
Total from investment operations	(0.74)		(2.09)	1.71	0.00	0.68	0.59

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.02)	(0.14)	(0.05)	(0.02)
From net realized gains on investments	(0.23)		(0.04)	(0.01)	(0.47)	—	—
From return of capital	—		—	(0.04)	—	—	—
Total distributions	(0.23)		(0.04)	(0.07)	(0.61)	(0.05)	(0.02)

Net asset value, end of year/period	$8.74		$9.71	$11.84	$10.20	$10.81	$10.18

Total return (B)	(7.73	)% (F)	(17.72)%	16.91%	(0.29)%	6.73%	6.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,047		$12,227	$11,146	$7,043	$8,613	$9,829
Ratios to average net assets(including dividend and interest expense) (C)
Expenses, before waiver and reimbursement (D)	2.39	% (G)	2.30%	2.51%	2.43%	2.35%	2.43%
Expenses, net waiver and reimbursement (D)	1.51	% (G)	1.49%	1.47%	1.38%	1.35%	1.26%
Net investment income (loss), before waiver and reimbursement (D,E)	(1.32	)% (G)	(1.68)%	(1.69)%	(0.15)%	0.04%	(0.55)%
Net investment Income (loss), net waiver and reimbursement (D,E)	(0.44	)% (G)	(0.86)%	(0.65)%	0.90%	1.04%	0.62%
Portfolio turnover rate	36	% (F)	51%	205%	145%	112%	177%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.37	% (G)	2.30%	2.49%	2.33%	2.27%	2.42%
Expenses, net waiver and reimbursement (D)	1.49	% (G)	1.49%	1.45%	1.28%	1.27%	1.25%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$36.99		$36.25	$27.63		$32.07	$31.14	$29.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	0.04		(0.45)	(0.46)		(0.14)	(0.04)	(0.29)
Net realized and unrealized gain (loss) on investments	1.55		1.19	10.29		(2.70)	1.89	2.67
Total from investment operations	1.59		0.74	9.83		(2.84)	1.85	2.38

LESS DISTRIBUTIONS:
From net investment income	(1.42)		—	(1.21)		(1.60)	(0.45)	—
From return of capital	—		—	(0.00	) (F)	—	—	—
From net realized gains on investments	(1.29)		—	—		—	(0.47)	(1.06)
Total distributions	(2.71)		—	(1.21)		(1.60)	(0.92)	(1.06)

Net asset value, end of year/period	$35.87		$36.99	$36.25		$27.63	$32.07	$31.14

Total return (B)	4.56%		2.04%	36.44%		(9.48)%	6.13%	7.88	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$433,465		$335,527	$306,389		$316,112	$424,968	$388,806
Ratios to average net assets (including interest expense)
Expenses (incuding interest expense), before waiver and reimbursement (D,G)	2.15	% (G)	2.20%	2.22%		2.19%	2.19%	2.15%
Expenses (incuding interest expense), net waiver and reimbursement (D,G)	2.15	% (G)	2.20%	2.22%		2.19%	2.18%	2.14%
Net investment loss, before waiver and reimbursement (D,E)	0.23%		(1.25)%	(1.47)%		(0.47)%	(0.15)%	(0.94)%
Net investment loss, net waiver and reimbursement (D,E)	0.23%		(1.25)%	(1.47)%		(0.47)%	(0.14)%	(0.94)%
Portfolio turnover rate	34%		9%	13%		54%	19%	12%

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$36.01		$35.55	$27.07		$31.46	$30.61	$29.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.10)		(0.71)	(0.68)		(0.36)	(0.27)	(0.42)
Net realized and unrealized gain (loss) on investments	1.51		1.17	10.08		(2.65)	1.86	2.53
Total from investment operations	1.41		0.46	9.40		(3.01)	1.59	2.11

LESS DISTRIBUTIONS:
From net investment income	(1.16)		—	(0.92)		(1.38)	(0.27)	—
From return of capital	—		—	(0.00	) (F)	—	—	—
From net realized gains on investments	(1.29)		—	—		—	(0.47)	(1.06)
Total distributions	(2.45)		—	(0.92)		(1.38)	(0.74)	(1.06)

Net asset value, end of year/period	$34.97		$36.01	$35.55		$27.07	$31.46	$30.61

Total return (B)	4.15%		1.29%	35.42%		(10.15)%	5.33%	7.02	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$373,350		$335,127	$334,331		$326,297	$408,511	$355,968
Ratios to average net assets (including interest expense)
Expenses (incuding interest expense), before waiver and reimbursement (D,H)	2.81	% (H)	2.95%	2.97%		2.94%	2.94%	2.90%
Expenses (incuding interest expense), net waiver and reimbursement (D,H)	2.81	% (H)	2.95%	2.97%		2.94%	2.93%	2.89%
Net investment loss , before waiver and reimbursement (D,E)	(0.56)%		(2.00)%	(2.21)%		(1.22)%	(0.90)%	(1.37)%
Net investment loss, net waiver and reimbursement (D,E)	(0.56)%		(2.00)%	(2.21)%		(1.22)%	(0.89)%	(1.36)%
Portfolio turnover rate	34%		9%	13%		54%	19%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.15%	2.18%
Expenses, net waiver and reimbursement (D)	2.15%	2.18%

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.90%	2.93%
Expenses, net waiver and reimbursement (D)	2.90%	2.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C-1
	For the	For the	For the
	Six Months Ended	Year Ended	Period Ended
	December 31, 2022 (unaudited)	June 30, 2022	June 30, 2021 (A)
Net asset value, beginning of year/period	$36.01	$35.55	$27.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)	(0.63)	(0.20)
Net realized and unrealized gain on investments	1.45	1.09	9.30
Total from investment operations	1.41	0.46	9.10

LESS DISTRIBUTIONS:
From net investment income	(1.34)	—	(0.92)
From return of capital	—	—	(0.00	)(I)
From net realized gains on investments	(1.29)	—	—
Total distributions	(2.63)	—	(0.92)

Net asset value, end of year/period	$34.79	$36.01	$35.55

Total return (C)	4.16%	1.29%	33.93	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$17,158	$5,375	$882
Ratios to average net assets (Including interest expense)
Expenses (including interest expense), before waiver and reimbursement (F,J)	2.90%	2.95%	2.95	% (G)
Expenses (including interest expense), net waiver and reimbursement (F,J)	2.90%	2.95%	2.95	% (G)
Net investment loss, before waiver and reimbursement (F,H)	(0.23)%	(1.78)%	(0.83	)% (G)
Net investment loss, net waiver and reimbursement (F,H)	(0.23)%	(1.78)%	(0.83	)% (G)
Portfolio turnover rate	34%	9%	13%

	Class I
	For the	For the	For the		For the	For the	For the
	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022 (unaudited)	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year/period	$37.25	$36.41	$27.78		$32.23	$31.29	$29.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.10	(0.35)	(0.38)		(0.07)	0.04	(0.09)
Net realized and unrealized gain (loss) on investments	1.54	1.19	10.33		(2.70)	1.90	2.54
Total from investment operations	1.64	0.84	9.95		(2.77)	1.94	2.45

LESS DISTRIBUTIONS:
From net investment income	(1.50)	—	(1.32)		(1.68)	(0.53)	—
From return of capital	—	—	(0.00	) (I)	—	—	—
From net realized gains on investments	(1.29)	—	—		—	(0.47)	(1.06)
Total distributions	(2.79)	—	(1.32)		(1.68)	(1.00)	(1.06)

Net asset value, end of year/period	$36.10	$37.25	$36.41		$27.78	$32.23	$31.29

Total return (C)	4.66%	2.31%	36.78%		(9.25)%	6.42%	8.10	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,736,220	$3,334,146	$2,377,768		$2,476,317	$4,096,347	$3,325,775
Ratios to average net assets (including interest expense)
Expenses (including interest expense), before waiver and reimbursement (F,K)	1.90%	1.95%	1.97%		1.94%	1.94%	1.90%
Expenses (including interest expense), net waiver and reimbursement (F,K)	1.90%	1.95%	1.97%		1.94%	1.93%	1.89%
Net investment income (loss), before waiver and reimbursement (F,H)	0.51%	(0.95)%	(1.21)%		(0.22)%	0.11%	(0.31)%
Net investment income (loss), net waiver and reimbursement (F,H)	0.51%	(0.95)%	(1.21)%		(0.22)%	0.12%	(0.29)%
Portfolio turnover rate	34%	9%	13%		54%	19%	12%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Amount is less than $0.005.

(J)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.90%	2.93%
Expenses, net waiver and reimbursement (F)	2.90%	2.93%

(K)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	1.90%	1.93%
Expenses, net waiver and reimbursement (F)	1.90%	1.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	November 30, 2017
(Unaudited)
Net asset value, beginning of year/period	$8.44	$11.24	$9.64	$9.87	$10.30	$11.54	$10.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.06	(0.02)	0.01	0.08	0.09	0.04	0.03
Net realized and unrealized gain (loss) on investments	(0.26)	(1.06)	1.78	0.28	0.34	0.19	1.44
Total from investment operations	(0.20)	(1.08)	1.79	0.36	0.43	0.23	1.47

LESS DISTRIBUTIONS:
From net investment income	(0.06)	—	(0.04)	(0.09)	(0.09)	(0.02)	(0.04)
From net realized gains on investments	—	(1.72)	(0.15)	(0.50)	(0.77)	(1.45)	(0.03)
Total distributions	(0.06)	(1.72)	(0.19)	(0.59)	(0.86)	(1.47)	(0.07)

Net asset value, end of year/period	$8.18	$8.44	$11.24	$9.64	$9.87	$10.30	$11.54

Total return (C)	(2.44	)% (D)	(11.85)%	18.71%	3.51%	5.01	% (E)	2.15	% (D)	14.57	% (F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$13,380	$20,599	$23,714	$17,787	$16,053	$16,320	$14,746
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	2.07	% (I)	1.81%	1.83%	2.03%	2.27%	2.14	% (I)	2.93%
Expenses, net waiver and reimbursement (H)	1.54	% (I)	1.48%	1.48%	1.54%	1.55%	1.45	% (I)	1.45%
Net investment income (loss), before waiver and reimbursement (H,J)	0.84	% (I)	(0.50)%	(0.27)%	0.28%	0.19%	(0.01	)% (I)	(1.19)%
Net investment income (loss), net waiver and reimbursement (H,J)	1.37	% (I)	(0.17)%	0.08%	0.77%	0.91%	0.69	% (I)	0.29%
Portfolio turnover rate	84	% (D)	77%	32%	138%	137%	163	% (D)	160%

Class C
For the	For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Period Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	November 30, 2017 (A)
(Unaudited)
Net asset value, beginning of year/period	$8.17	$11.01	$9.48	$9.74	$10.21	$11.50	$10.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.03	(0.09)	(0.07)	0.00	(K)	0.01	0.00	(K)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.27)	(1.03)	1.75	0.28	0.34	0.19	0.60
Total from investment operations	(0.24)	(1.12)	1.68	0.28	0.35	0.19	0.58

LESS DISTRIBUTIONS:
From net investment income	(0.00	)(K)	—	—	(0.04)	(0.05)	(0.03)	—
From net realized gains on investments	—	(1.72)	(0.15)	(0.50)	(0.77)	(1.45)	—
Total distributions	(0.00	)(K)	(1.72)	(0.15)	(0.54)	(0.82)	(1.48)	—

Net asset value, end of year/period	$7.93	$8.17	$11.01	$9.48	$9.74	$10.21	$11.50

Total return (C)	(2.93	)% (D,E)	(12.51	)% (E)	17.86	% (E)	2.67%	4.23	% (E)	1.77	% (D)	5.31	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,077	$4,348	$4,720	$3,337	$1,530	$769	$192
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	2.82	% (I)	2.56%	2.58%	2.78%	3.02%	2.97	% (I)	2.64	% (I)
Expenses, net waiver and reimbursement (H)	2.29	% (I)	2.23%	2.23%	2.29%	2.30%	2.20	% (I)	2.20	% (I)
Net investment income (loss), before waiver and reimbursement (H,J)	0.15	% (I)	(1.25)%	(1.02)%	(0.52)%	(0.61)%	(0.75	)% (I)	(1.07	)% (I)
Net investment income (loss), net waiver and reimbursement (H,J)	0.68	% (I)	(0.92)%	(0.67)%	(0.03)%	0.11%	0.02	% (I)	(0.63	)% (I)
Portfolio turnover rate	84	% (D)	77%	32%	138%	137%	163	% (D)	160	% (D)

(A)	Class C shares commenced operations on September 5, 2017.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Total returns for periods prior to September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(G)	Ratios to average net assets (excluding dividend and interest expense) (Class A)

Expenses, before waiver and reimbursement	2.01	% (I)	1.81%	1.83%	1.97%	2.19%	2.14	% (I)	2.93	% (I)
Expenses, net waiver and reimbursement	1.48	% (I)	1.48%	1.48%	1.48%	1.47%	1.45	% (I)	1.45	% (I)

Ratios to average net assets (excluding dividend and interest expense) (Class C)

Expenses, before waiver and reimbursement	2.76	% (I)	2.56%	2.58%	2.72%	2.94%	2.97	% (I)	2.64	% (I)
Expenses, net waiver and reimbursement	2.23	% (I)	2.23%	2.23%	2.23%	2.22%	2.20	% (I)	2.20	% (I)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Annualized.

(J)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(K)	Less than 0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Period Ended		Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019		June 30, 2018		November 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$8.52		11.32		$9.70		$9.93	$10.36		$11.61		$10.18

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.07		0.01		0.03		0.09	0.12		0.06		0.06
Net realized and unrealized gain (loss) on investments	(0.27)		(1.08)		1.80		0.29	0.34		0.19		1.45
Total from investment operations	(0.20)		(1.07)		1.83		0.38	0.46		0.25		1.51

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.01)		(0.06)		(0.11)	(0.12)		(0.05)		(0.05)
From net realized gains on investments	—		(1.72)		(0.15)		(0.50)	(0.77)		(1.45)		(0.03)
Total distributions	(0.09)		(1.73)		(0.21)		(0.61)	(0.89)		(1.50)		(0.08)

Net asset value, end of year/period	$8.23		$8.52		$11.32		$9.70	$9.93		$10.36		$11.61

Total return (B)	(2.40	)% (C,D)	(11.70	)% (D)	19.07	% (D)	3.74%	5.27	% (D)	2.30	% (C)	14.95	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$23,541		$50,313		$60,463		$32,703	$13,629		$13,858		$14,036
Ratios to average net assets(including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (G)	1.82	% (H)	1.56%		1.58%		1.78%	2.02%		1.87	% (H)	2.68%
Expenses, net waiver and reimbursement (G)	1.29	% (H)	1.23%		1.23%		1.29%	1.30%		1.20	% (H)	1.20%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (G,I)	1.01	% (H)	(0.26)%		(0.04)%		0.46%	0.44%		0.25	% (H)	(0.95)%
Net investment Income, net waiver and reimbursement (G,I)	1.54	% (H)	0.07%		0.31%		0.95%	1.16%		0.93	% (H)	0.53%
Portfolio turnover rate	84	% (C)	77%		32%		138%	137%		163	% (C)	160%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividend. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Total returns for periods prior to September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (G)	1.76	% (H)	1.56%	1.58%	1.72%	1.94%	1.87	% (H)	2.68%
Expenses, net waiver and reimbursement (G)	1.23	% (H)	1.23%	1.23%	1.23%	1.22%	1.20	% (H)	1.20%

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Annualized.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2022	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-six series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst/Millburn Dynamic Commodity Strategy	Millburn Ridgefield Corp.	Long term capital appreciation.
(“Dynamic Commodity” )
Catalyst/Warrington Strategic Program	Warrington Asset	Long term capital appreciation
(“Warrington” )	Management, LLC
Catalyst Systematic Alpha		Long term capital appreciation
(“Systematic Alpha” ) *
Catalyst Income and Multi-Strategy	Caddo Capital	Total return consisting of income and capital appreciation
(“Income and Multi-Strategy” )	Management, LLC
Catalyst Nasdaq-100 Hedged Equity Fund	Equity Armor	Long term capital appreciation
(“Nasdaq-100” )
Catalyst/Millburn Hedge Strategy	Millburn Ridgefield Corp.	Long-term capital appreciation.
(“Millburn Hedge Strategy” )
Catalyst Buffered Shield	Exceed Advisory LLC	Long-term capital appreciation
(“Buffered Shield” )

*	Effective July 8, 2022, Teza Capital Management LLC (“Teza”) resigned as the sub-advisor of the Fund.

The Funds are diversified series of the Trust.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge Strategy offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies “and Accounting Standards Update (“ASU”) 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022, for each Fund’s assets and liabilities measured at fair value.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Dynamic Commodity
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,751,210	$—	$—	$3,751,210
Exchange-Traded Funds	4,597,348	—	—	4,597,348
U.S. Government & Agencies	—	2,076,931	—	2,076,931
Short-Term Investments	3,215,808	—	—	3,215,808
Total Assets	$11,564,366	$2,076,931	$—	$13,641,297
Derivatives
Assets
Futures Contracts (b)	$373,024	$—	$—	$373,024
Liabilities
Future Contracts (b)	(74,725)	—	—	(74,725)
Total Derivatives	$298,299	$—	$—	$298,299

Warrington
Assets (a)	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$57,751,271	$—	$57,751,271
Short-Term Investments	52,998,291	—	—	52,998,291
Total Assets	$52,998,291	$57,751,271	$—	$110,749,562

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$646,125	$—	$646,125
Corporate Bonds	—	2,814,145	—	$2,814,145
Short-Term Investments	517,612	—	—	517,612
Total Assets	$517,612	$3,460,270	$—	$3,977,882
Derivative
Liabilities
Total Return Swap(b)	$—	$86,657	$—	$86,657

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Income and Multi Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,284,818	$—	$—	$1,284,818
Exchange-Traded Funds	2,040,543	—	—	2,040,543
Open End Fund	577,565	—	—	577,565
Short-Term Investments	1,272,178	—	—	1,272,178
Total Assets	$5,175,104	$—	$—	$5,175,104
Derivatives
Assets
Futures (b)	$36,675	$—	$—	$36,675
Derivatives
Liabilities
Futures (b)	$5,008	$—	$—	$5,008
Total Derivatives	$31,667	$—	$—	$31,667

Nasdaq-100
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,510,000	$—	$—	$8,510,000
Exchange-Traded Funds	1,605,402	—	—	1,605,402
Collateral for Securities Loaned	—	368,591	—	368,591
Money Market Fund	852,923	—	—	852,923
Future Options Purchased	543,489	—	—	543,489
Total Assets	$11,511,814	$368,591	$—	$11,880,405
Derivatives (a)
Assets
Futures Contracts(b)	$13,856	$—	$—	$13,856
Liabilities
Futures Contracts(b)	$(31,576)	$—	$—	$(31,576)
Future Options Written	(488,341)	—	—	(488,341)
Total Derivatives	$(506,061)	$—	$—	$(506,061)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Millburn Hedge Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,570,502,664	$—	$—	$2,570,502,664
United States Government Securities	—	2,171,676,926	—	2,171,676,926
Total Assets	$2,570,502,664	$2,171,676,926	$—	$4,742,179,590
Derivatives
Assets
Futures Contracts (b)	$209,937,332	$—	$—	$209,937,332
Forward Foreign Currency Contracts (b)	—	77,954,228	—	77,954,228
	$209,937,332	$77,954,228	$—	$287,891,560
Liabilities
Futures Contracts (b)	$(8,456,382)	$—	$—	$(8,456,382)
Forward Foreign Currency Contracts (b)	—	(58,265,123)	—	(58,265,123)
Total Derivatives	$201,480,950	$19,689,105	$—	$221,170,055

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,392,331	$—	$—	$39,392,331
Call Options Purchased	2,174,768	—	—	2,174,768
Put Options Purchased	2,324,804	354,541	—	2,679,345
Total Assets	$43,891,903	$354,541	$—	$44,246,444
Derivatives
Liabilities (a)
Call Options Written	$(499,641)	$—	$—	$(499,641)
Put Options Written	(2,651,401)	(518,813)	—	(3,170,214)
Total Liabilities	$(3,151,042)	$(518,813)	$—	$(3,669,855)

The Funds did not hold any Level 3 securities during the year.

(a)	Refer to the Schedule of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Funds’ portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

option may expire worthless to a Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended December 31, 2022, Warrington, Nasdaq-100 and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2022, Dynamic Commodity, Warrington, Systematic Alpha, Income and Multi-Strategy, Nasdaq-100 and Millburn Hedge Strategy invested in futures.

Swap Agreements – Systematic Alpha has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency transactions in the Statements of Operations.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Consolidation of Subsidiaries – CHCSF Fund Limited (Dynamic Commodity-CFC), CSACS Fund Limited (Systematic – CFC), CAMFMSF Fund Limited (Income and Multi-Strategy-CFC) and CMHSF Fund Limited (Millburn-CFC) the (“CFCs”) The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Dynamic Commodity, Systematic Alpha, Income and Multi-Strategy, and Millburn Hedge Strategy, which include the accounts of Dynamic Commodity-CFC, Systematic-CFC, Income and Multi-Strategy-CFC, and Millburn-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2022	December 31, 2022
Dynamic Commodity – CFC	6/25/2015	$ 2,951,015	17.83%
Systematic – CFC	12/19/2017	1,136,066	22.63%
Income and Multi-Strategy – CFC	6/25/2015	904,093	15.91%
Millburn Hedge Strategy – CFC	11/2/2015	429,492,517	7.73%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a controlled foreign corporation which generates no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

The impact of COVID-19 adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

healthcare systems. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the these effects cannot be determined with certainty.

Derivatives Risk – The use of derivative instruments, such as forwards, futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Risk – Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

The following derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2022, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Dynamic Commodity
	Futures	Commodity	Futures unrealized appreciation	$373,024
			Totals	$373,024

	Futures	Commodity	Futures unrealized depreciation	$(74,725)
			Totals	$(74,725)

Systematic Alpha
	Swap Contracts	Commodity	Unrealized depreciation on swaps	$(86,657)
			Totals	$(86,657)

Income and Multi Strategy
	Futures	Equity	Futures unrealized appreciation	$5,276
		Commodity	Futures unrealized appreciation	15,728
		Interest Rate	Futures unrealized appreciation	15,671
			Total	$36,675

	Futures	Interest Rate	Futures unrealized depreciation	(5,008)
			Total	$(5,008)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Nasdaq-100
	Futures Contracts	Equity	Futures unrealized appreciation	$13,856
	Futures Contracts	Equity	Futures unrealized depreciation	(31,576)
			Totals	$(17,720)

	Call Options Purchased	Equity	Investments in securities, at value	$30,616
	Put Options Purchased	Equity	Investments in securities, at value	$512,873
	Call Options Written	Equity	Options written, at value	$(17,025)
	Put Options Written	Equity	Options written, at value	(471,316)
			Totals	$55,148

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$70,337,333
	Futures Contracts	Currency	Futures unrealized appreciation	1,181,204
	Futures Contracts	Equity	Futures unrealized appreciation	8,420,349
	Futures Contracts	Interest Rate	Futures unrealized appreciation	129,998,446
			Totals	$209,937,332

	Futures Contracts	Commodity	Futures unrealized depreciation	$(1,865,291)
	Futures Contracts	Currency	Futures unrealized depreciation	(528,972)
	Futures Contracts	Equity	Futures unrealized depreciation	(4,487,947)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(1,574,172)
			Totals	$(8,456,382)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	$77,954,228
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(58,265,123)
			Totals	$19,689,105
Buffered Shield
	Call options purchased	Equity	Investments in securities, at value	$2,174,768
	Put options purchased	Equity	Investments in securities, at value	2,679,345
	Call options written	Equity	Options written, at value	(499,641)
	Put options written	Equity	Options written, at value	(3,170,214)
			Totals	$1,184,258

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2022, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Dynamic Commodity
	Futures	Commodity	Net realized loss on futures	$(3,393,771)
	Futures	Commodity	Net change in unrealized appreciation on futures	2,043,229
			Totals	$(1,350,542)
Systematic Alpha
	Swap Contracts	Commodity	Net change in unrealized appreciation on swaps	320,351
			Totals	$320,351

Income and Multi Strategy
	Futures	Commodity	Net realized loss from futures	$(89,479)
		Currency	Net realized gain from futures	14,767
		Equity	Net realized gain from futures	198,896
		Interest Rate	Net realized gain from futures	6,140
	Futures	Commodity	Net change in unrealized depreciation on futures	(50,365)
		Currency	Net change in unrealized appreciation on futures	2,594
		Equity	Net change in unrealized depreciation on futures	(6,421)
		Interest Rate	Net change in unrealized depreciation on futures	8,801
			Totals	$84,933
Nasdaq-100
	Options purchased	Equity	Net realized loss from options purchased	$(2,087,576)
	Options written	Equity	Net realized gain from options written	1,512,095
	Futures	Equity	Net realized gain from futures	201,255
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(451,829)
	Options written	Equity	Net change in unrealized appreciation on options written	321,202
	Futures	Equity	Net change in unrealized depreciation on futures	(55,987)
			Totals	$(560,840)
Millburn Hedge Strategy
	Futures	Commodity	Net realized loss from futures	$(118,891,493)
		Currency	Net realized gain from futures	10,594,110
		Equity	Net realized loss on futures	(41,317,968)
		Interest Rate	Net realized gain from futures	181,340,700
	Forward Contracts	Currency	Net realized loss on foreign currency transactions	(40,557,842)
	Futures	Commodity	Net change in unrealized appreciation on futures	40,473,430
		Currency	Net change in unrealized appreciation on futures	196,321
		Equity	Net change in unrealized depreciation on futures	(29,056,117)
		Interest Rate	Net change in unrealized appreciation on futures	73,897,687
	Forward Contracts	Currency	Net change in unrealized appreciation on foreign currency translations	22,702,027
			Totals	$99,380,855
Buffered Shield
	Options purchased	Equity	Net realized loss from options purchased	$(2,101,525)
	Options written	Equity	Net realized gain from options written	712,505
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(1,584,454)
	Options written	Equity	Net change in unrealized appreciation on options written	3,898,875
			Totals	$925,401

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

The notional value of derivative instruments outstanding as of December 31, 2022, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2022:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Dynamic Commodity	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Pledged (2)	Net Amount
Description of Asset:
Futures Contracts	Goldman Sachs	$373,024	$(74,725)	$298,299	—	$—	$—
Total		$373,024	$(74,725)	$298,299	—	$—	$—

					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Description of Liability:
Futures Contracts	Goldman Sachs	$(74,725)	$74,725	$—	—	$—	$—
Total		$(74,725)	$74,725	$—	—	$—	$—

Systematic Alpha
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Pledged (2)	Net Amount
Total Return Swap	BNP Paribas	$86,657 (1)	$—	$86,657	$—	$—	$86,657
Total		$86,657	$—	$86,657	$—	$—	$86,657

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
Income and Multi-Strategy
					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Pledged	Pleddged (2)	Net Amount
Futures Contracts	RJ O’Brien	$36,675	$(5,008)	$31,667	$—	$—	$31,667
Total		$36,675	$(5,008)	$31,667	$—	$—	$31,667

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	RJ O’Brien	$(5,008)	$5,008	$—	$—	$—	$—
Total		$(5,008)	$5,008	$—	$—	$—	$—

Nasdaq-100

		Gross Amounts of	Derivatives available		Financial	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Instruments	Received	Net Amount
Futures Contracts	Wedbush	$13,856	$(13,856)	$—	$—	$—	$—
Future Options	Wedbush	543,489	(488,341)	55,148	—	—	55,148
Total		$557,345	$(502,197)	$55,148	$—	$—	$55,148

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	Wedbush	$(31,576)	$13,856	$(17,720)	$—	$—	$—
Future Options	Wedbush	(488,341)	488,341	—	—	—	—
Total		$(519,917)	$502,197	$(17,720)	$—	$—	—

Millburn Hedge Strategy
					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$45,392,062	$(3,130,113)	$42,261,949	$—	$—	$42,261,949
Futures Contracts	Deutsche Bank	12,162,735	(1,404,784)	10,757,951	—	—	10,757,951
Futures Contracts	Goldman Sachs	152,382,536	(3,921,486)	148,461,050	—	—	148,461,050
Forward Contracts	Bank of America Merrill Lynch	64,096,335	(52,456,971)	11,639,364	—	—	11,639,364
Forward Contracts	Deutsche Bank	13,857,893	(5,808,152)	8,049,741	—	—	8,049,741
Total		$287,891,561	$(66,721,506)	$221,170,055	$—	$—	$221,170,055

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$(3,130,113)	$3,130,113	$—	$—	$—	$—
Futures Contracts	Deutsche Bank	(1,404,784)	1,404,784	—	—	—	—
Futures Contracts	Goldman Sachs	(3,921,486)	3,921,486	—	—	—	—
Forward Contracts	Bank of America Merrill Lynch	(52,456,971)	52,456,971	—	—	—	—
Forward Contracts	Deutsche Bank	(5,808,152)	5,808,152	—	—	—	—
Total		$(66,721,506)	$66,721,506	$—	$—	$—	$—

Buffered Shield
		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Options Purchased Contracts	StoneX	$4,854,113	$(3,669,855)	$1,184,258	$—	$—	$1,184,258
Total		$4,854,113	$(3,669,855)	$1,184,258	$—	$—	$1,184,258

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Options Written Contracts	StoneX	$(3,669,855)	$3,669,855	$—	$—	$—	$—
Total		$(3,669,855)	$3,669,855	$—	$—	$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	Excess collateral is not shown on this table.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

b) Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Dynamic Commodity	Goldman Sachs	$553,561
Warrington	ADM	20,712,010
	StoneX	24,585,575
	Rosenthal Collins Group	880
	Wedbush	13
Income and Multi Strategy	RJ O’Brien	453,881
Nasdaq-100	Wedbush	891,247
Millburn Hedge Strategy	Bank of America Merrill Lynch	34,615,660
	Deutsche Bank	13,448,405
	Goldman Sachs	(3,410,957)
Buffered Shield	StoneX	141,092

c) Investment Companies – Income and Multi-Strategy, Nasdaq-100, Millburn Hedge Strategy and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the manager and/or sub-advisor expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

d) Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2022, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2022, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2020-2022 for the Funds) or expected to be taken in 2022 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

g) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Dynamic Commodity	Annually	Annually
Warrington	Annually	Annually
Systematic Alpha	Annually	Annually
Income and Multi-Strategy	Monthly	Annually
Nasdaq-100	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Buffered Shield	Annually	Annually

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

i) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

j) Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2022, there were no CDSC fees paid by the shareholders of Dynamic Commodity, Warrington, Millburn Hedge Strategy, Systematic Alpha, Income and Multi-Strategy, Nasdaq-100, and Buffered Shield.

k) Forward Exchange Contracts – Millburn Hedge Strategy has entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of its investment strategy. When executing forward contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, forward exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

l) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

m) Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Dynamic Commodity	$4,241,406	$7,660,551	$—	$—
Warrington	—	—	—	—
Systematic Alpha	4,766,980	1,276,841	—	—
Income and Multi Strategy	1,122,805	385,390	—	—
Nasdaq-100	3,942,299	4,923,592	—	—
Millburn Hedge Strategy	1,066,349,062	421,004,042	1,948,255,065	1,197,251,719
Buffered Shield	45,197,103	78,708,426	—	—

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, except the Dynamic Commodity and Millburn Hedge Strategy Funds, each pay its sub-advisor on behalf of the Advisor.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement does not cause the Fund’s expenses to exceed the limitation in effect at the time of the waiver and at the time of the reimbursement. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense incurred.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

For the six months ended December 31, 2022, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

							Management
							Fees Waived/
	Management	Expense Limitation					Expenses
Fund	Agreement	Cl A	Cl C	CL I	C-1	Expires	Reimbursed
Dynamic Commodity	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2023	$84,635
Warrington	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2023	14,105
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	N/A	10/31/2023	73,192
Income and Multi Strategy	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2023	58,438
Nasdaq-100	1.25%	1.74%	2.49%	1.49%	N/A	10/31/2023	61,120
Millburn Hedge Strategy	1.75%	N/A	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	N/A	10/31/2023	145,352

	Recapture Expires
	June 30,
Fund	2023	2024	2025
Dynamic Commodity	$92,999	$127,495	$174,001
Warrington	—	—	44,482
Systematic Alpha	95,528	107,610	134,001
Income and Multi Strategy	112,040	113,505	113,448
Nasdaq-100	137,883	131,835	123,326
Millburn Hedge Strategy	—	—	—
Buffered Shield	209,222	244,502	304,113

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Manager, MFund provides the Funds with various management and legal administrative services (“Management Services Agreement”). For these services, the Funds pay MFund as of the last day of each month an annualized asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Management service fees.”

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”, Mfund, an affiliate of the Manager provides chief compliance officer services to the Funds. For these services, the Funds pay MFund as of the last day of each month an annualized base fee plus an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2022 the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Dynamic Commodity	$3,443	$8,719	N/A
Warrington	24,779	75,983	N/A
Systematic Alpha	322	667	N/A
Income and Multi Strategy	155	3,076	N/A
Nasdaq-100	1,027	6,521	N/A
Millburn Hedge Strategy	485,921	1,781,316	$53,267
Buffered Shield	21,836	21,768	N/A

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Commodity	$14,518,950	$606,361	$(1,185,715)	$(579,354)
Warrington	110,930,285	—	(180,723)	(180,723)
Systematic Alpha	3,806,863	—	(20,983)	(20,983)
Income and Multi Strategy	4,656,007	—	(665,436)	(665,436)
Nasdaq-100	13,705,826	617,512	(2,948,994)	(2,331,482)
Millburn Hedge Strategy	4,516,454,747	267,531,750	(41,806,907)	225,724,843
Buffered Shield	42,285,841	2,454,483	(4,163,735)	(1,709,252)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2022 and June 30, 2021 was as follows:

For year ended	Ordinary	Long-Term	Return of
6/30/2022	Income	Capital Gains	Capital	Total
Dynamic Commodity	$—	$—	$—	$—
Warrington	—	—	—	—
Systematic Alpha	263,151	—	—	263,151
Income and Multi Strategy	201,688	—	—	201,688
Nasdaq-100	—	49,228	—	49,228
Millburn Hedge Strategy	—	—	—	—
Buffered Shield	14,399,757	56,665	—	14,456,422

For year ended	Ordinary	Long-Term	Return of
6/30/2021	Income	Capital Gains	Capital	Total
Dynamic Commodity	$—	$—	$—	$—
Warrington	—	—	—	—
Systematic Alpha	545,501	—	—	545,501
Income and Multi Strategy	64,331	—	—	64,331
Nasdaq-100	39,770	768	51,913	92,451
Millburn Hedge Strategy	107,327,453	—	326,198	107,653,651
Buffered Shield	1,134,465	123,927	—	1,258,392

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dynamic Commodity	$3,375,966	$—	$—	$—	$—	$(1,971,052)	$1,404,914
Warrington	1,434,561	—	—	(1,003,221,342)	—	—	(1,001,786,781)
Systematic Alpha	213,992	—	—	(222,946)	—	(233,694)	(242,648)
Income and Multi Strategy	196,358	—	—	(174,873)	—	(474,996)	(453,511)
Nasdaq-100	236,139	81,645	—	—	—	(2,249,792)	(1,932,008)
Millburn Hedge Strategy	75,040,567	—	—	(103,659,723)	—	245,753,202	217,134,046
Buffered Shield	5,920	—	(4,275,799)	—	(5,816,217)	(5,479,564)	(15,565,660)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on non-equity options, future contracts and forward foreign currency contracts and tax adjustments for partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses). In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Dynamic Commodity	$—
Warrington	—
Systematic Alpha	—
Income and Multi Strategy	—
Nasdaq-100	—
Millburn Hedge Strategy	—
Buffered Shield	85,083

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Dynamic Commodity	$—
Warrington	—
Systematic Alpha	—
Income and Multi Strategy	—
Nasdaq-100	—
Millburn Hedge Strategy	—
Buffered Shield	4,190,716

At June 30, 2022, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Dynamic Commodity	$—	$—	$—	$258,736
Warrington	398,117,816	605,103,526	1,003,221,342	7,495,112
Systematic Alpha	222,946	—	222,946	—
Income and Multi Strategy	174,873	—	174,873	35,705
Nasdaq-100	—	—	—	315,573
Millburn Hedge Strategy	82,805,400	20,854,323	103,659,723	272,511,225
Buffered Shield	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of accumulated losses from the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2022 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Dynamic Commodity	$—	$—
Warrington	—	—
Systematic Alpha	—	—
Income and Multi Strategy	(20,739)	20,739
Nasdaq-100	—	—
Millburn Hedge Strategy	—	—
Buffered Shield	—	—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2022, Warrington, Systematic Alpha, Income and Multi -Strategy, Nasdaq-100 and Millburn Hedged Strategy did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

Average Amount
	Borrowings	Number of Days	Interest	Average
	Outstanding	Outstanding	Expense (1)	Interest Rate
Dynamic Commodity	$—	$—	$—	—
Warrington	—	—	—	—
Systematic Alpha	4,633	—	48	6.25%
Income and Multi Strategy	—	—	—	—
Nasdaq-100	—	—	—	—
Millburn Hedge Strategy	—	—	—	—
Buffered Shield	1,617,182	48	13,718	6.36%

(1)	Includes only Interest Expense for the year ended December 31, 2022 and may not tie back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Warrington will be directly affected by the performance of the First American Government Obligations Portfolio - Class U. The financial statements of the First American Government Obligations Portfolio – Class U, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2022, the percentage of Warrington’s net assets invested in First American Government Obligations Portfolio - Class U were 33.9%.

The performance of Buffered Shield will be directly affected by the performance of the iShares Trust iShares 1 -5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF. The financial statements of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2022, the percentage of Buffered Shield’s net assets invested in iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF were 29.5%, 34.6% and 32.0%, respectively.

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with US Bank NA. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2022:

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral (1)	Investment Income
Nasdaq-100 *	$358,976	$368,591	6.73%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dynamic		Systematic	Income and		Buffered
Owner	Commodity	Warrington	Alpha	Multi Strategy	Nasdaq-100	Shield
TD Ameritrade (1)	—	—	—	—	49%	41%
NFS LLC (1)	—	30%	—	—	—	—
Charles Schwab	—	—	—	—	—	—
Pershing LLC (1)	—	—	35%	—	—	—
Millennium Trust Co. LLC	—	—	—	28%	—	—
LPL Financial	46%	25%	—	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by CCA, AlphaCentric Advisors, LLC or Rational Advisors, Inc or where the Fund has ownership of at least 5% of the underlying positions. Companies which are affiliates of the Funds’ at December 31, 2022, are noted in the Funds’ Schedules of Investments. Transactions during the six months ended December 31, 2022, with companies which are affiliates are as follows:

	Share Balance			Share Balance	Market Value		Dividend	Change in
	Beginning			December 31,	Beginning	Realized	Interest	Unrealized
Fund Affiliated Holding	of Year	Purchases	Sales	2022	of Year	Gain/Loss	Income	Gain/(Loss)	Fair Value
Income and Multi Strategy
Catalyst Enhanced Income Strategy Fund, Cl. I	24,443	5,600	—	30,043	252,493	—	8,890	(18,759)	289,010
Rational Special Situations Income Fund, Inst Class	13,891	2,020	(220)	15,691	254,481	(180)	9,628	1,018	288,555
	38,334	7,620	(220)	45,734	$506,974	$(180)	$18,518	$(17,741)	$577,565

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

(11)	LITIGATION

On August 2, 2017, plaintiff Kalvin Chum filed a derivative action in the Court of Common Pleas, Franklin County, Ohio Civil Division, against CCA, the Trustees, the Distributor and Gemini Fund Services, LLC (“GFS”), as well as the Trust as a nominal defendant. The plaintiff alleges that the prospectus, shareholder reports and other marketing materials for the Catalyst Hedged Futures Strategy Fund contained false and misleading statements as to, and descriptions of, the nature and extent of the risks related to the Fund’s strategy and performance history. The plaintiff claims that this resulted in shareholders not being able to fully appreciate the risks of an investment in the Fund. The plaintiff further alleges that CCA failed to properly manage the risk of the Fund’s portfolio and that the Trustees failed to meet their fiduciary obligations to the Fund and its shareholders. The complaint seeks (i) declaration of a derivative action; (ii) unspecified relief for awards of damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) return of all management and advisory fees, and other expenses paid by the Fund during the period covered by the complaint. Claims against the Distributor and GFS were voluntarily dismissed without prejudice on October 12, 2017. On October 16, 2017, the remaining defendants filed a motion to dismiss the complaint in its entirety. That motion has been fully briefed and is sub judice.

In December 2022, while the motion to dismiss was pending and with the assistance of an experienced mediator, the parties reached an agreement in principle to settle this matter. On February 2, 2023, the parties executed a stipulation (the “Stipulation”) memorializing their settlement, which provides for a payment by defendants of $2.8 million to the Trust for the benefit of the Fund, in exchange for full releases by the Plaintiff, the Trust and Fund Shareholders (as defined in the Stipulation). Because this is a derivative lawsuit brought on behalf of the Trust, if approved by the Court the settlement amount, less any attorneys’ fees and other expenses awarded by the Court, will be paid into the Fund and will result in an increase to the Fund’s net asset value per share. Therefore, Fund Shareholders will not receive individual payments and do not need to do anything to participate in the settlement. On February 6, 2023, the Court entered an order preliminarily approving the settlement, and set a final hearing for April 27, 2023. At that hearing the Court will determine, among other things, whether (i) to finally approve the settlement as fair, reasonable and adequate, including the releases contained therein; (ii) a final order of dismissal should be entered; and (iii) an application by Plaintiff’s Counsel for attorneys’ fees and expenses should be awarded. The Court will also consider any objections to the settlement by Fund Shareholders that are timely filed or postmarked by April 6, 2023 and otherwise comply with the order preliminarily approving the Settlement. More information regarding the Settlement may be found at https://catalystderivativecasesettlement.com.

On January 27, 2020, CCA and its chief executive officer (collectively, “Catalyst”) reached a settlement with the SEC to resolve allegations in connection with its investigation of risk disclosures related to Catalyst Hedged Futures Strategy Fund (the “Fund”) and Catalyst’s management of the Fund.

Under the terms of the SEC’s cease-and-desist order (“SEC Order”), pursuant to which Catalyst neither admitted nor denied any of the allegations contained therein, CCA agreed to pay a total of $8,908,481 as a rebate of advisory fees and prejudgment interest plus $1.3 million in civil monetary penalties, and its chief executive officer agreed to pay $300,000 in civil monetary penalties.

Pursuant to the terms of the SEC Order, an account was established for the pro-rata distribution of the $10,508,481 in disgorgement of advisory fees, prejudgment interest and civil monetary penalties to the Fund’s shareholders between December 1, 2016 and February 28, 2017 based on each shareholder’s pro rata advisory fees paid during the period. The calculation of these disbursements and the amount paid to each affected shareholder will be submitted to, reviewed and approved by the SEC staff in accordance with the SEC Order. The foregoing is a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available at https://www.sec.gov/litigation/admin/2020/ia-5436.pdf.

Accordingly, CCA Deposited $10,508,481 in an escrow account in the Fund’s name to be distributed to the affected shareholders. As of December 31, 2022, the remaining pro-rata distribution of $62,040 is shown in the Fund’s Statement of Assets and Liabilities as an offsetting Asset and Liability. The amount is held in cash in a segregated account and the CCA does not use this balance for trading activities, nor receives additional management fees.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/22) and held for the entire period through 12/31/22.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning
	Fund’s Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio **	07/01/22	Value 12/31/22	During Period *	Value 12/31/22	During Period *
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class A	2.24%	$1,000.00	$945.80	$10.99	$1,013.91	$11.37
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class C	2.99%	1,000.00	942.70	14.64	1,010.13	15.15
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class I	1.99%	1,000.00	947.00	9.77	1,015.17	10.11
Catalyst/Warrington Strategic Program Fund - Class A	2.24%	1,000.00	1,013.10	11.37	1,013.91	11.37
Catalyst/Warrington Strategic Program Fund - Class C	2.99%	1,000.00	1,008.60	15.14	1,010.13	15.15
Catalyst/Warrington Strategic Program Fund - Class I	1.99%	1,000.00	1,014.00	10.10	1,015.17	10.11
Catalyst Systematic Alpha Fund - Class A	2.02%	1,000.00	1,069.50	10.54	1,015.02	10.26
Catalyst Systematic Alpha Fund - Class C	2.77%	1,000.00	1,065.70	14.42	1,011.24	14.04
Catalyst Systematic Alpha Fund - Class I	1.77%	1,000.00	1,070.50	9.24	1,016.28	9.00
Catalyst Income and Multi Strategy Fund - Class A	2.24%	1,000.00	985.20	11.21	1,013.91	11.37
Catalyst Income and Multi Strategy Fund - Class C	2.99%	1,000.00	981.20	14.93	1,010.13	15.15
Catalyst Income and Multi Strategy Fund - Class I	1.99%	1,000.00	985.70	9.96	1,015.17	10.11
Catalyst Nasdaq-100 Hedged Equity Fund - Class A	1.74%	1,000.00	921.80	8.43	1,016.43	8.84
Catalyst Nasdaq-100 Hedged Equity Fund - Class C	2.49%	1,000.00	918.70	12.04	1,012.65	12.63
Catalyst Nasdaq-100 Hedged Equity Fund - Class I	1.49%	1,000.00	922.70	7.22	1,017.69	7.58
Catalyst Millburn Hedge Strategy Fund - Class A	2.15%	1,000.00	1,045.60	11.09	1,014.37	10.92
Catalyst Millburn Hedge Strategy Fund - Class C	2.90%	1,000.00	1,041.50	14.92	1,010.59	14.70
Catalyst Millburn Hedge Strategy Fund - Class C-1	2.89%	1,000.00	1,046.60	14.91	1,010.64	14.65
Catalyst Millburn Hedge Strategy Fund - Class I	1.90%	1,000.00	1,046.60	9.80	1,015.63	9.65
Catalyst Buffered Shield Fund - Class A	1.48%	1,000.00	975.60	7.37	1,017.74	7.53
Catalyst Buffered Shield Fund - Class C	2.23%	1,000.00	972.00	11.08	1,013.96	11.32
Catalyst Buffered Shield Fund - Class I	1.23%	1,000.00	977.10	6.13	1,019.00	6.26

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS? CALL	Alpha Centric	844-223-8637
	Catalyst	866-447-4228
	Day Hagan	877-329-4246
	Empiric	888-839-7424
	Eventide	877-771-3836
	JAG	855-552-4596

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystHedge-SA22

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover __________
President
Date: March 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover ___________
President
Date: March 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 7, 2023